FILE NO. 333-84788

As filed with the Securities and Exchange Commission on January 29, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 19

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF

UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.	Exact name of trust:

INVESCO BLDRS INDEX FUNDS TRUST (I.R.S. Employer Identification Number: 52-2115391)

INVESCO BLDRS ASIA 50 ADR INDEX FUND

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND

B.	Name of depositor (Sponsor):

Invesco Capital Management LLC

C.	Complete address of Sponsor’s principal executive offices:

Invesco Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

D.	Name and complete address of agent for service:

Daniel Draper, Chief Executive Officer,

Invesco Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W.

Suite 700

Washington, DC 20006

It is proposed that this filing will become effective on January 31, 2020 pursuant to paragraph (b) of Rule 485.

E.	Title of securities being registered:

An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

F.	Approximate date of proposed sale to public: Immediately upon effectiveness.

☐ Check box if it is proposed that this filing will become effective on the date hereof pursuant to Rule 487.

G.	Amount of filing fee:

In accordance with Rule 24f-2, no registration fee was paid in connection with the filing of the Rule 24f-2 Notice on December 20, 2019 for the Trust’s most recent fiscal year.

INVESCO BLDRS INDEX FUNDS TRUST

Cross Reference Sheet

Pursuant To Regulation C

Under The Securities Act Of 1933, As Amended

(Form N-8b-2 Items Required By Instruction 1

As To Prospectus In Form S-6)

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
I	Organization and General Information

	1.	(a) Name of Trust and Internal Revenue Service Employer Identification Number	Registration Statement Front Cover

		(b) Title of securities issued	Registration Statement Front Cover

	2.	Name, address and Internal Revenue Service Employer Identification Number of depositor	The Sponsor

	3.	Name, address and Internal Revenue Service Employer Identification Number of trustee	The Trustee

	4.	Name, address and Internal Revenue Service Employer Identification Number of principal underwriter	*

	5.	State of organization of Trust	Creation and Redemption of Shares

	6.	(a) Dates of execution and termination of Trust Agreement under which Trust organized	Essential Information as of September 30, 2019 *; Termination of a Fund

		(b) Dates of execution and termination of Trust Agreement pursuant to which proceeds of securities held by Trustee	Same as set forth in 6(a)

	7.	Changes of name	*

	8.	Fiscal Year	Essential Information as of September 30, 2019 *

	9.	Material Litigation	*

II	General Description of the Trust and Securities of the Trust

	10.	(a) Registered or bearer securities	The Funds

		(b) Cumulative or distributive	Essential Information as of September 30, 2019 *; Distributions to Beneficial Owners

		(c) Rights of holders as to withdrawal or redemption	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions

		(d) Rights of holders as to conversion, transfer, etc.	Same as set forth in 10(d)

		(e) Lapses or defaults in principal payments with respect to periodic payment plan certificates	*

		(f) Voting rights	Amendments to the Trust Agreement and Indenture; Termination of a Fund; The Trustee

(g) Notice to holders as to change in:

		(1) Composition of Trust assets	*

		(2) Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture

		(3) Provisions of Trust Agreement	Same as set forth in 10(g)(2)

		(4) Identity of depositor and trustee	The Trustee; The Sponsor

(h) Consent of holders required to change:

		(1) Composition of Trust assets	*

*	Not applicable, answer negative or not required.

i

Form N-8B-2 Item Number		Form S-6 Heading in Prospectus
	(2) Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture

	(3) Provisions of Trust Agreement	Same as set forth in 10(h)(2)

	(4) Identity of depositor and trustee	The Sponsor; The Trustee

	(i) Other principal features of the securities	The Funds

11.	Type of securities comprising units	Prospectus Front Cover; The Funds; The Portfolios; Creation and Redemption of Shares

12.	Certain information regarding securities comprising periodic payment certificates	*

13.	(a) Certain information regarding loads, fees, expenses and charges	Creation and Redemption of Shares; Expenses of a Fund

	(b) Certain information regarding periodic payment plan certificates	*

	(c) Certain percentages	Same as set forth in 13(a)

	(d) Reasons for certain differences in prices	*

	(e) Certain other loads, fees, or charges payable by holders	*

	(f) Certain profits receivable by depositor, principal underwriters, custodian, trustee or affiliated persons	The Portfolios

	(g) Ratio of annual charges and deductions to income	*

14.	Issuance of Trust’s securities	The Funds; Book-Entry Only; Notices and Distributions

15.	Receipt and handling of payments from purchasers	The Funds; Creation and Redemption of Shares

16.	Acquisition and disposition of underlying securities	The Funds; Creation and Redemption of Shares; The Portfolios

17.	(a) Withdrawal or redemption by holders	Same as set forth in 16

	(b) Persons entitled or required to redeem or repurchase securities	Same as set forth in 16

	(c) Cancellation or resale of repurchased or redeemed securities	Same as set forth in 16

18.	(a) Receipt, custody and disposition of income	Distributions to Beneficial Owners

	(b) Reinvestment of distributions	*

	(c) Reserves or special funds	Same as set forth in 18(a)

	(d) Schedule of distributions	*

19.	Records, accounts and reports	Distributions to Beneficial Owners; Expenses of a Fund; Book-Entry Only; Notices and Distributions

20.	Certain miscellaneous provisions of Trust Agreement

	(a) Amendments	Amendments to the Trust Agreement and Indenture

	(b) Extension or termination	Same as set forth in 20(a)

	(c) Removal or resignation of trustee	The Trustee

	(d) Successor trustee	Same as set forth in 20(c)

	(e) Removal or resignation of depositor	The Sponsor

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
		(f) Successor depositor	Same as set forth in 20(e)

	21.	Loans to security holders	*

	22.	Limitations on liabilities	The Trustee; The Sponsor

	23.	Bonding arrangements	*

	24.	Other material provisions of Trust Agreement	*

III	Organization, Personnel and Affiliated Persons of Depositor

	25.	Organization of depositor	The Sponsor

	26.	Fees received by depositor	*

	27.	Business of depositor	The Sponsor

	28.	Certain information as to officials and affiliated persons of depositor	Same as set forth in 27

	29.	Ownership of voting securities of depositor	Same as set forth in 27

	30.	Persons controlling depositor	*

	31.	Payments by depositor for certain services rendered to Trust	*

	32.	Payments by depositor for certain other services rendered to Trust	*

	33.	Remuneration of employees of depositor for certain services rendered to Trust	*

	34.	Compensation of other persons for certain services rendered to Trust	*

IV	Distribution and Redemption of Securities

	35.	Distribution of Trust’s securities in states	Continuous Offering of Shares

	36.	Suspension of sales of Trust’s securities	*

	37.	Denial or revocation of authority to distribute	*

	38.	(a) Method of distribution	Creation and Redemption of Shares of Creation Units; Continuous Offering of Shares; The Funds; Book-Entry Only; Notices and Distributions

		(b) Underwriting agreements	Continuous Offering of Shares; Creation and Redemption of Shares

		(c) Selling agreements	Same as set forth in 38(b)

	39.	(a) Organization of principal underwriter	The Sponsor

		(b) FINRA membership of principal underwriter	The Sponsor

	40.	Certain fees received by principal underwriters	*

	41.	(a) Business of principal underwriters	Continuous Offering of Shares

		(b) Branch offices of principal underwriters	*

		(c) Salesmen of principal underwriters	*

	42.	Ownership of Trust’s securities by certain persons	*

	43.	Certain brokerage commissions received by principal underwriters	*

	44.	(a) Method of valuation for determining offering price	The Portfolios; Determination of Net Asset Value

		(b) Schedule as to components of offering price	*

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
		(c) Variation in offering price to certain persons	*

	45.	Suspension of redemption rights	*

	46.	(a) Certain information regarding redemption or withdrawal valuation	Determination of Net Asset Value; Creation and Redemption of Shares

		(b) Schedule as to components of redemption price	*

	47.	Maintenance of position in underlying securities	The Funds; The Portfolios; Continuous Offering of Shares; Determination of Net Asset Value; Distributions to Beneficial Owners

V	Information Concerning the Trustee or Custodian

	48.	Organization and regulation of trustee	The Trustee

	49.	Fees and expenses of trustee	Expenses of a Fund; Creation and Redemption of Shares

	50.	Trustee’s lien	Same as set forth in 49

VI	Information Concerning Insurance of Holders of Securities

	51.	(a) Name and address of insurance company	*

		(b) Types of policies	*

		(c) Types of risks insured and excluded	*

		(d) Coverage	*

		(e) Beneficiaries	*

		(f) Terms and manner of cancellation	*

		(g) Method of determining premiums	*

		(h) Aggregate premiums paid	*

		(i) Recipients of premiums	*

		(j) Other material provisions of Trust Agreement relating to insurance	*

VII	Policy of Registrant

	52.	(a) Method of selecting and eliminating securities from the Trust	The Funds; The Portfolios; Creation and Redemption of Shares; Determination of the Portfolio Deposit

		(b) Elimination of securities from the Trust	*

		(c) Policy of Trust regarding substitution and elimination of securities	Same as set forth in 52(a)

		(d) Description of any other fundamental policy of the Trust	*

		(e) Code of Conduct	Code of Conduct

	53.	(a) Taxable status of the Trust	Tax Status of the Trust

		(b) Qualification of the Trust as a regulated investment company	Same as set forth in 53(a)

VIII	Financial and Statistical Information

	54.	Information regarding the Trust’s last ten fiscal years	*

	55.	Certain information regarding periodic payment plan certificates	*

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number		Form S-6 Heading in Prospectus

56.	Certain information regarding periodic payment plan certificates	*

57.	Certain information regarding periodic payment plan certificates	*

58.	Certain information regarding periodic payment plan certificates	*

59.	Financial statements (Instruction 1(c) to Form S-6)	*

*	Not applicable, answer negative or not required.

v

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

PROSPECTUS

INVESCO BLDRS ASIA 50 ADR INDEX FUND

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND

January 31, 2020

The Invesco BLDRS Index Funds Trust (“Trust”) is a unit investment trust consisting of four (4) separate investment portfolios (each an “Invesco BLDRS Index Fund” or a “Fund” and collectively the “Invesco BLDRS Index Funds” or the “Funds”). The investment objective of each Fund is to seek to track the investment results, before fees and expenses, of publicly traded Depositary Receipts in a particular geographic region or market represented by a specified relevant benchmark index compiled and published by S&P Dow Jones Indices LLC (“S&P Dow Jones Indices”) (each an “S&P/BNY Mellon ADR Index”). Invesco Capital Management LLC is the Sponsor of the Trust and the Funds and The Bank of New York Mellon is the Trustee.

The units of beneficial interest of each Fund (“Shares”) are listed on The NASDAQ Stock Market, Inc. (“NASDAQ”). The Shares trade on NASDAQ at market prices that may differ to some degree from the Shares’ net asset value. Each Fund issues and redeems Shares on a continuous basis — at net asset value — only in a multiple of 50,000 Shares called a “Creation Unit,” principally in-kind for securities included in the relevant S&P/BNY Mellon ADR Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF A FUND.

Shares of each Fund are not guaranteed or insured by The Federal Deposit Insurance Corporation or any other agency of the U.S. government, nor are Shares deposits or obligations of any bank. Shares involve investment risks, including the loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Sponsor: Invesco Capital Management LLC

“BLDRS” and “Baskets of Listed Depositary Receipts”

are registered trademarks of The Bank of New York Mellon

Copyright© 2020 by Invesco Capital Management LLC, all rights reserved

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2019*

	Number of Shares Outstanding	Fractional Undivided Interest Represented by Each Share	Net Asset Value per Share	Symbol	CUSIP
Invesco BLDRS Asia 50 ADR Index Fund:	550,000	1/550,000	$30.71	ADRA	46090C107
Invesco BLDRS Developed Markets 100 ADR Index Fund:	1,450,000	1/1,450,000	$21.06	ADRD	46090C206
Invesco BLDRS Emerging Markets 50 ADR Index Fund:	3,250,000	1/3,250,000	$38.53	ADRE	46090C305
Invesco BLDRS Europe Select ADR Index Fund:	500,000	1/500,000	$20.46	ADRU	46090C404

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary beginning on page 103

Sponsor:	Invesco Capital Management LLC (“Invesco”)

Distributor:	Invesco Distributors, Inc.

Trustee:	The Bank of New York Mellon

Licensor:	S&P Dow Jones Indices

Depositary:	The Depository Trust Company (“DTC”)

Trust Agreement and Indenture:	Dated and Effective as of November 13, 2002 by and between the initial sponsor and the Trustee.*

Beneficial Owner:	Owners of beneficial interests in Shares are referred to as “Beneficial Owners.”

Record Dates:	Quarterly, currently anticipated to be the Second (2nd) Business Day after the third (3rd) Friday in each of March, June, September and December.**

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and December.**

Fiscal Year:	October 1-September 30

Estimated Ordinary Operating Expenses of Each Fund:	30/100th of one percent (inclusive of Trustee’s annual fee of 6/100th of one percent to 10/100th of one percent) of the net asset value (“NAV”) of the relevant Fund.***

Valuation Time:	Closing time of the regular trading session on NASDAQ (ordinarily 4:00 p.m. New York time).

Business Day:	Any day that NASDAQ is open for business, or that the Funds are open for business as required by Section 22(e) of the Investment Company Act of 1940 (“1940 Act”).

Mandatory Termination Date:	If a Fund is terminated pursuant to the terms of the Trust Agreement and Indenture, the Mandatory Termination Date shall be the date on which the last security held by a Fund matures, is sold, is redeemed, or upon any other disposition as the case may be.

ii

Discretionary Termination:	At the discretion of the Sponsor, a Fund may be terminated if at any time after three (3) years following the initial Portfolio Deposit such value is less than $350,000,000, adjusted for inflation.****

Calculation of the Composition of the Portfolio Deposit for Creation Units:	The Trustee, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on NASDAQ (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each of the securities comprising a Fund’s relevant S&P/BNY Mellon ADR Index (each an “Index Security”) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments, in order to effect creations and redemptions of Creation Units of a given Fund until such time as the next-announced composition of the Portfolio Deposit is made available.

Modification to the Trust Agreement and Indenture:	The Trust Agreement and Indenture for each Fund may be modified unilaterally by the Sponsor to effect certain changes, and may be otherwise modified by a vote of the Beneficial Owners of the outstanding Shares of the relevant Fund under certain circumstances.

*	The Trust Agreement and Indenture became effective and the initial deposit for each Fund was made on November 13, 2002 (“Initial Date of Deposit”).

**	See “Distributions to Beneficial Owners.”

***	See “Expenses of a Fund” and the “Trustee”

****	A Fund may also be terminated under other circumstances. See “Termination of a Fund.”

iii

THE FUNDS

Each Fund is an “index fund” that holds publicly-traded Depositary Receipts of non-U.S. companies in a particular geographic region or market represented by a specified relevant S&P/BNY Mellon ADR Index. The Shares of each Fund represent an undivided interest in the portfolio of Depositary Receipts held by each Fund. The Shares of each Fund are separate from the underlying securities that are represented by the Shares. Each Fund seeks to track the investment results, before fees and expenses, of its relevant S&P/BNY Mellon ADR Index. Each S&P/BNY Mellon ADR Index is developed by the Licensor from a universe of Depositary Receipts defined by the S&P/Bank of New York Mellon ADR Index (“S&P/BNY Mellon ADR Composite Index”). S&P Dow Jones Indices compiles, maintains, calculates and disseminates each S&P/BNY Mellon ADR Index and the free-float adjusted market capitalization methodology of S&P Dow Jones Indices is employed. See “Selection Criteria, Construction and Maintenance Standards for the S&P/BNY Mellon ADR Indexes.”

Depositary Receipts are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity or debt. Depositary Receipts are created when a broker purchases the non-U.S. company’s shares on that company’s home stock market and delivers those shares to the depositary’s local custodian bank, who then instructs the depositary bank, such as The Bank of New York Mellon, to issue Depositary Receipts. Depositary Receipts may also be purchased in the U.S. secondary trading market. Depositary Receipts may trade freely, just like any other security, either on an exchange, NASDAQ or in the over-the-counter market, and can be used to raise capital.

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or “index.” An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets — such as a U.S. or foreign country stock market. Other indexes cover market segments such as small-capitalization stocks or long-term bonds, or particular industries. An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or “passively managed”) funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse. An index fund does not always perform exactly like its target index. Like all investment companies, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

The Funds are designed for investors seeking a relatively low cost approach to investing and may be suitable for long-term investment in the market or market segment represented in the relevant S&P/BNY Mellon ADR Index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. The Shares have been designed to be tradable in a secondary market on NASDAQ on an intraday basis in lots of any size and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. The Funds utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their relevant S&P/BNY Mellon ADR Indexes.

This prospectus provides information about the four Funds. The Invesco BLDRS Asia 50 ADR Index Fund seeks to track the S&P/BNY Mellon Asia 50 ADR Index (USD); the Invesco BLDRS Developed Markets 100 ADR Index Fund seeks to track the S&P/BNY Mellon Developed Markets 100 ADR Index (USD); the Invesco BLDRS Emerging Markets 50 ADR Index Fund seeks to track the S&P/BNY Mellon Emerging 50 ADR Index (USD) and the Invesco BLDRS Europe Select ADR Index Fund seeks to track the S&P/BNY Mellon Europe Select ADR Index (USD). Each Fund normally holds at least 95% of its total assets in Depositary Receipts that comprise its relevant S&P/BNY Mellon ADR Index, and will seek to track the investment results, before fees and expenses, of its relevant S&P/BNY Mellon ADR Index.

INDEXES AND TICKER SYMBOLS

INVESCO BLDRS Asia 50 ADR Index Fund (ADRA)

The Invesco BLDRS Asia 50 ADR Index Fund seeks to track the S&P/BNY Mellon Asia 50 ADR Index (USD). The S&P/BNY Mellon Asia 50 ADR Index (USD), having an index market capitalization ranging from approximately $3 billion to over $256 billion, includes 50 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 50 of the most actively traded companies from the Asian markets, having a free-float market capitalization ranging from approximately $5 billion to over $435 billion.

INVESCO BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The Invesco BLDRS Developed Markets 100 ADR Index Fund seeks to track the S&P/BNY Mellon Developed Markets 100 ADR Index (USD). The S&P/BNY Mellon Developed Markets 100 ADR Index (USD), having an index market capitalization ranging from approximately $357 million to over $221 billion, includes 81 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 81 of the most actively traded companies from the international developed markets, having a free-float market capitalization ranging from approximately $437 million to over $234 billion.

INVESCO BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The Invesco BLDRS Emerging Markets 50 ADR Index Fund seeks to track the S&P/BNY Mellon Emerging 50 ADR Index (USD). The S&P/BNY Mellon Emerging 50 ADR Index (USD), having an index market capitalization ranging from approximately $4 billion to over $245 billion, includes 50 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets, having a free-float market capitalization ranging from approximately $5 billion to over $435 billion.

INVESCO BLDRS Europe Select ADR Index Fund (ADRU)

The Invesco BLDRS Europe Select ADR Index Fund seeks to track the S&P/BNY Mellon Europe Select ADR Index (USD). The S&P/BNY Mellon Europe Select ADR Index (USD), having an index market capitalization ranging from approximately $357 million to over $221 billion, includes 69 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 69 of the most actively traded companies from the European markets, having a free-float market capitalization ranging from approximately $437 million to over $234 billion.

RISKS OF INVESTING IN THE FUNDS

General Risks

Depositary Receipts.    Each Fund holds the securities of non-U.S. and non-Canadian companies in the form of Depositary Receipts, New York shares and Global Shares. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional Depositary Receipts, New York share programs do not involve custody of the Dutch shares of the company. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that differ from the currency in which the underlying security for each ADR or GDR principally trades. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the United States ADRs, GDRs, New York shares, and Global Shares are collectively referred to as “Depositary Receipts.” Generally, ADRs, and New York shares in registered form, are designed for use in the U.S. securities markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global Shares are represented by the same share certificate in both the United States and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. A Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets Risk.    The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be volatile and considered speculative. Emerging markets include those countries defined as “emerging” or “developing” by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, currency restrictions, capital controls, and capital seizures, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities. From time to time, the United States or other countries may impose sanctions on various persons, issuers, or countries, which could negatively affect the value of a Fund’s investments and make them illiquid.

Equity Risk.    An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund (“Fund Securities”) and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Currency Risk.    The underlying securities of the Depositary Receipts in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. Consistent with its operation as an index fund, the Fund will not hedge its currency risk. As a result, the Fund’s exposure to currency risk may be increased as compared to an actively managed fund.

Foreign Market Risk.    Since the underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Liquidity Risk.    Although the Depositary Receipts in the relevant S&P/BNY Mellon ADR Indexes are listed on a national securities exchange or NASDAQ there can be no assurance that a market for Depositary Receipts will be made or maintained or that any such market will be or remain liquid. The price at which a Fund’s securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent. Further, a Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by a Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for a Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of the Shares and their underlying value.

Non-Diversification Risk.    The Depositary Receipts of particular issuers, or of issuers in particular industries, may represent a large portion of a S&P/BNY Mellon ADR Index. If a Fund holds large positions in securities of a fewer number of issuers, a Fund is more susceptible to any single economic, political, market or regulatory event than an investment company that is more broadly diversified across issuers.

Authorized Participant Concentration Risk.    Only Authorized Participants (as hereinafter defined) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as Authorized Participants and such Authorized Participants have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those Authorized Participants will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying a Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. In addition, to the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares which may be more likely to trade at a premium or discount to the Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for the Funds because they invest in non-U.S. securities, which may have lower trading volumes.

Index Provider Risk.    Each Fund will seek to track the investment results, before fees and expenses, to the performance of the relevant S&P/BNY Mellon ADR Index. There is no assurance that S&P Dow Jones Indices will compile the relevant S&P/BNY Mellon ADR Index accurately, or that the relevant S&P/ BNY Mellon ADR Index will be determined, composed or calculated accurately. While S&P Dow Jones Indices gives descriptions of what the relevant S&P/BNY Mellon ADR Index is designed to achieve, S&P Dow Jones Indices generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such index, and it generally does not guarantee that the relevant S&P/BNY Mellon ADR Index will be in line with its methodology. Errors made by S&P Dow Jones Indices with respect to the quality, accuracy and completeness of the data within the relevant S&P/BNY Mellon ADR Index may occur from time to time and may not be identified and corrected by S&P Dow Jones Indices for a period of time, if at all. Therefore, gains, losses or costs associated with S&P Dow Jones Indices’ errors will generally be borne by each Fund and its shareholders.

Indexing Risk.    Each Fund is a unit investment trust registered under the 1940 Act and is not a managed fund. Traditional methods of investment management for a managed fund typically involve continuing evaluation and changes to a portfolio of securities on the basis of economic, financial and market analyses. The only purchases and sales that are made with respect to a Fund’s portfolio will be those necessary to create a portfolio that is designed to seek to track the investment results, before fees and expenses, of the relevant S&P/BNY Mellon ADR Index to the extent practicable. Because no attempt is made to “manage” a Fund in the traditional sense, the adverse financial condition of an issuer will not be the basis for the sale of its securities from a Fund’s portfolio unless the issuer is removed from the relevant S&P/BNY Mellon ADR Index.

Changes to a Fund’s relevant S&P/BNY Mellon ADR Index may cause the Trustee to make corresponding portfolio adjustments. Some or all of the S&P/BNY Mellon ADR Indexes may have relatively high component turnover ratios that will require the Trustee to buy Index Securities or sell Portfolio Securities for the relevant Fund in order to create a portfolio that is designed to seek to track the investment results, before fees and expenses, of the Fund’s relevant S&P/BNY Mellon ADR Index. If the composition of an S&P/BNY Mellon ADR Index changes frequently and thus the Trustee is required to buy Index Securities or sell Portfolio Securities frequently, there could be adverse tax consequences and other expenses to shareholders of such Fund. See “The Portfolios — Change to an S&P/BNY Mellon ADR Index” and “The Portfolios — Adjustments to Portfolios.”

Intraday Indicative Value.    The trading prices of the Shares in the secondary market generally differ from the Funds’ daily NAV and are affected by market forces such as the supply of and demand for Shares and underlying securities held by the Funds, economic conditions and other factors. Information regarding the intraday indicative value (“IIV”) of the Shares is disseminated every 15 seconds throughout each trading day by NASDAQ or by market data vendors or other information providers. However, the IIV should not be viewed as a “real-time” update of the Funds’ NAV. The IIV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of the Funds’ actual portfolio at a particular point in time. Moreover, the IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IIV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IIV, takes into account Fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IIV. Therefore, the IIV may not reflect the best possible valuation of the Funds’ current portfolio. Additionally, the quotations and/or valuations of certain of the Funds’ holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States, which could affect premiums and discounts between the IIV and the market price of the Shares. The Funds, the Sponsor and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV, and the Funds, the Sponsor and their affiliates do not make any warranty as to the accuracy of these calculations.

Failure to Meet NASDAQ’s Continuous Listing Standards.    There can be no assurance that a Fund will continue to meet the requirements of NASDAQ necessary to maintain the listing of its Shares. NASDAQ may, but is not required to, remove the Shares of a Fund from listing if: (i) the value of the Fund’s relevant S&P/BNY Mellon ADR Index no longer is calculated or available; (ii) the Fund has more than 60 days remaining until termination and there are fewer than 50 Beneficial Owners of the Shares; (iii) a Fund’s relevant S&P/BNY Mellon ADR Index fails to meet certain continued listing standards of NASDAQ; (iv) the IIV of a Fund is no longer calculated or available; or (v) such other event shall occur or condition shall exist that, in the opinion of NASDAQ, makes further dealings on NASDAQ inadvisable. NASDAQ will remove the Shares of a Fund from listing and trading upon termination of the Fund.

Substitution Risk.    While the Licensor often chooses a replacement company for the S&P/BNY Mellon ADR Composite Index with some characteristics in common with a company or companies removed from the index, a replacement company may have little in common with the company it replaces.

Foreign Limitation Risk.    A Participating Party’s ability to acquire Deposit Securities may be limited if the creation of new Deposit Securities would cause any foreign ownership limits for the foreign securities underlying the Deposit Securities to be exceeded. If this were to happen, it is possible that a Participating Party’s ability to create Shares may be adversely affected.

Correlation Risk.    The Sponsor believes that over time the correlation between each Fund’s performance and that of its relevant S&P/BNY Mellon ADR Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. A Fund’s return may not match the return of its relevant S&P/BNY Mellon ADR Index as a result of Fund expenses and other factors. For example, a rebalancing of a Fund’s holdings may at times be necessary to reflect changes in the composition of its relevant S&P/BNY Mellon ADR Index. Rebalancing will result in transaction and other costs and could result in the realization of capital gains or losses.

Investment Company Tax Diversification.    Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (“Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code could limit the ability of a Fund to meet its investment objective.

Fluctuation of Net Asset Value and Market Value.    The NAV of the Shares will fluctuate with changes in the market value of the securities held in each Fund’s portfolio. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand in the secondary market. The Sponsor cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical to, the same forces influencing the prices of the Depositary Receipts of the relevant S&P/BNY Mellon ADR Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units, the Sponsor believes that large discounts or premiums to the NAV of Shares should not be sustained.

Trading Halts.    Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ “circuit breaker” rules.

Termination of a Fund.    The Sponsor may direct the Trustee to terminate and liquidate a Fund if at any time three years following the Initial Date of Deposit such value is less than $350,000,000 as adjusted for inflation. The Trustee may also terminate a Fund upon the agreement of the Beneficial Owners of 66 2/3% of the Fund’s outstanding Shares. The Trustee will terminate and liquidate a Fund if one of the following events occurs: (1) DTC is unwilling or unable to continue to perform its functions and a comparable replacement is unavailable; (2) NSCC no longer provides clearance services with respect to the Fund’s Shares, or the Trustee is no longer a participant in NSCC; (3) the Licensor ceases publishing the Fund’s relevant S&P/BNY Mellon ADR Index; (4) the License Agreement is terminated; (5) the Fund’s Shares are de-listed from NASDAQ; (6) the Sponsor resigns or is unable to perform its duties and the Trustee has not appointed a successor and has not itself agreed to act as sponsor; (7) the Trustee resigns or is removed and no successor trustee is appointed; or (8) on the Mandatory Termination Date.

Upon the termination of a Fund, the Trustee will, within a reasonable time after the termination of the Fund, sell the Fund’s Securities and, after making provisions for the Fund’s liabilities, distribute the proceeds to the Beneficial Owners. See “Termination of a Fund.” In the event the process of terminating a Fund begins and until the date on which the Fund is terminated, the trading pattern of such Fund’s Shares could be negatively affected.

Cybersecurity Risk.    The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of a Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value.

Risk Factors Specific to Each Fund

Each Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its relevant S&P/BNY Mellon ADR Index targets. Additional Fund specific risks include:

Invesco BLDRS Asia 50 ADR Index Fund

Special Risks of Countries in the Asia Pacific Region.    Certain of the risks associated with international investments are heightened for investments in these countries. In the Asia Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as

Japan and Hong Kong. Brokers in developing market Asia Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. Many of the developing market Asia Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

The governments of many developing market Asia Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia Pacific countries, which could affect private sector companies. In addition, certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments.

It is possible that developing market Asia Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Some of the currencies of Asia Pacific countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between North and South Korea. In addition, the Japanese economy has only recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the United States and China. Market volatility in either nation may create volatility for Japan’s markets as well. Additionally, as China has increased its role with Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese markets.

Political Instability.    Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Invesco BLDRS Developed Markets 100 ADR Index Fund

Movement of Developed Markets.    As increased globalization of Developed Markets occurs, Developed Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Developed Markets to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

European Market Risk.    The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries. In previous years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

In a 2016 referendum, citizens in the United Kingdom voted to withdraw from the EU. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The consequences for the economies of the European Union members of the U.K. exiting the European Union are unknown and unpredictable, especially if the United Kingdom leaves the EU without agreements on trade, finance and other key elements, often called a “hard Brexit.” These uncertainties could increase volatility in the market prices of the euro and the Shares. Increased volatility could, in itself, decrease the value of the Shares. The U.K. is one of the EU’s largest economies; its departure also may negatively impact the EU and Europe as a whole, such as by trigging prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

Japanese Market Risk.    Certain of the risks associated with international investments are heightened for investments in Japan. The Japanese economy and financial markets have experienced considerable difficulty since 1990, and the Japanese economy has only recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Market volatility in either nation may create volatility for Japan’s markets as well. Additionally, as China has increased its role with Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese markets.

Invesco BLDRS Emerging Markets 50 ADR Index Fund

Political Instability.    Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Invesco BLDRS Europe Select ADR Index Fund

Movement of European Markets.    As increased globalization of the world’s markets occurs, European Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Europe to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries. In previous years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

In a 2016 referendum, citizens in the United Kingdom voted to withdraw from the EU. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The consequences for the economies of the European Union members of the U.K. exiting the European Union are unknown and unpredictable, especially if the United Kingdom leaves the EU without agreements on trade, finance and other key elements, often called a “hard Brexit.” These uncertainties could increase volatility in the market prices of the euro and the Shares. Increased volatility could, in itself, decrease the value of the Shares. The U.K. is one of the EU’s largest economies; its departure also may negatively impact the EU and Europe as a whole, such as by trigging prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

BAR CHARTS AND TABLES

The bar chart on the next page entitled “Annual Total Return for the Invesco BLDRS Asia 50 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2019)” for the Invesco BLDRS Asia 50 ADR Index Fund (“Table”) provide some indication of the risks of investing in the Invesco BLDRS Asia 50 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the S&P/BNY Mellon Asia 50 ADR Index (USD), MSCI Pacific Index ND and MSCI AC Asia Pacific Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical applicable individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the Invesco BLDRS Asia 50 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2010 through December 31, 2019), the highest quarterly return for the Invesco BLDRS Asia 50 ADR Index Fund was 14.13% for the quarter ended March 31, 2012, and the lowest was -18.30% for the quarter ended September 30, 2011.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.invesco.com/ETFs.

Annual Total Return for the Invesco BLDRS Asia 50 ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years

Invesco BLDRS Asia 50 ADR Index Fund Return Before Taxes(1)	24.77%	6.56%	5.55%

Return After Taxes on Distributions(1)	24.27%	6.16%	5.13%

Return After Taxes on Distributions and Redemption of Creation Units(1)	15.37%	5.25%	4.50%

S&P/BNY Mellon Asia 50 ADR Index (USD)(2)	24.60%	6.13%	4.93%

MSCI Pacific Index ND(3)	19.25%	7.00%	6.33%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees, expenses or taxes.

(3)	Reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes.

INVESCO BLDRS ASIA 50 ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled “Annual Total Return for the Invesco BLDRS Developed Markets 100 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2019)” for the Invesco BLDRS Developed Markets 100 ADR Index Fund (“Table”) provide some indication of the risks of investing in the Invesco BLDRS Developed Markets 100 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the S&P/BNY Mellon Developed Markets 100 ADR Index (USD) and the MSCI EAFE Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the Invesco BLDRS Developed Markets 100 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2010 through December 31, 2019), the highest quarterly return for the Invesco BLDRS Developed Markets 100 ADR Index Fund was 18.42% for the quarter ended September 30, 2010, and the lowest was -20.09% for the quarter ended September 30, 2011.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.invesco.com/ETFs.

Annual Total Return for the Invesco BLDRS Developed Markets 100 ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years

Invesco BLDRS Developed Markets 100 ADR Index Fund Return Before Taxes(1)	18.97%	3.68%	4.20%

Return After Taxes on Distributions(1)	18.09%	3.01%	3.52%

Return After Taxes on Distributions and Redemption of Creation Units(1)	12.21%	2.96%	3.40%

S&P/BNY Mellon Developed Markets 100 ADR Index (USD)(2)	19.35%	3.75%	4.19%

MSCI EAFE Index ND(3)	22.01%	5.67%	5.50%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees, expenses or taxes.

(3)	Reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes.

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled “Annual Total Return for the Invesco BLDRS Emerging Markets 50 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2019)” for the Invesco BLDRS Emerging Markets 50 ADR Index Fund (“Table”) provide some indication of the risks of investing in the Invesco BLDRS Emerging Markets 50 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD) and the MSCI Emerging Markets Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the Invesco BLDRS Emerging Markets 50 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2010 through December 31, 2019), the highest quarterly return for the Invesco BLDRS Emerging Markets 50 ADR Index Fund was 16.06% for the quarter ended September 30, 2010, and the lowest was -21.72% for the quarter ended September 30, 2011.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.invesco.com/ETFs.

Annual Total Return For the Invesco BLDRS Emerging Markets 50 ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years

Invesco BLDRS Emerging Markets 50 ADR Index Fund Return Before Taxes(1)	25.02%	6.59%	2.32%

Return After Taxes on Distributions(1)	24.68%	6.30%	1.91%

Return After Taxes on Distributions and Redemption of Creation Units(1)	15.35%	5.28%	1.83%

S&P/BNY Mellon Emerging 50 ADR Index (USD)(2)	25.43%	6.70%	2.48%

MSCI Emerging Markets Index ND(3)	18.42%	5.61%	3.68%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees, expenses or taxes.

(3)	Reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled “Annual Total Return for the Invesco BLDRS Europe Select ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2019)” for the Invesco BLDRS Europe Select ADR Index Fund (“Table”) provide some indication of the risks investing in the Invesco BLDRS Europe Select ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the S&P/BNY Mellon Europe Select ADR Index (USD), MSCI Europe Index ND and MSCI AC Europe Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the Invesco BLDRS Europe Select ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2010 through December 31, 2019), the highest quarterly return for the Invesco BLDRS Europe Select ADR Index Fund was 19.48% for the quarter ended September 30, 2010, and the lowest was -20.84% for the quarter ended September 30, 2011.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.invesco.com/ETFs.

Annual Total Return for the Invesco BLDRS Europe Select ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years

Invesco BLDRS Europe Select ADR Index Fund Return Before Taxes(1)	19.04%	3.32%	4.10%

Return After Taxes on Distributions(1)	18.18%	2.64%	3.42%

Return After Taxes on Distributions and Redemption of Creation Units(1)	12.25%	2.70%	3.34%

S&P/BNY Mellon Europe Select ADR Index (USD)(2)	19.72%	3.64%	4.41%

MSCI Europe Index ND(3)	23.77%	5.06%	5.17%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees, expenses or taxes.

(3)	Reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes.

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The expenses of each Fund are accrued daily and reflected in the NAV of each Fund. See “Expenses of a Fund.”

		Invesco BLDRS Asia 50 ADR Index Fund	Invesco BLDRS Developed Markets 100 ADR Index Fund	Invesco BLDRS Emerging Markets 50 ADR Index Fund	Invesco BLDRS Europe Select ADR Index Fund
I.	SHAREHOLDER TRANSACTION EXPENSES(a)
A.	CREATION TRANSACTION FEE
	Through NSCC(b)	$500	$1,000	$500	$1,000
	Outside NSCC(b)	Up to $2,000	Up to $4,000	Up to $2,000	Up to $4,000
B.	REDEMPTION TRANSACTION FEE
	Through NSCC(c)	$500	$1,000	$500	$1,000
	Outside NSCC(c)	Up to $2,000	Up to $4,000	Up to $2,000	Up to $4,000
II.	ESTIMATED ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Trustee Fees(d)		0.10%	0.10%	0.10%	0.10%
License Fees(e)		0.06%	0.06%	0.06%	0.06%
Marketing Fees		0.00%	0.00%	0.03%	0.00%
Other Operating Expenses		0.31%	0.23%	0.11%	0.46%

Total		0.47%	0.39%	0.30%	0.62%

Less Expenses Waived by the Licensor(e)		-0.06%	-0.06%	0.00%	-0.06%

Less Expenses Assumed by the Sponsor(e)		-0.11%	-0.03%	0.00%	-0.26%

Net Expenses after Waivers and Assumptions		0.30%	0.30%	0.30%	0.30%

(a)

Only investors purchasing or redeeming Shares in Creation Units will pay the transaction expenses described in Part I of the Fees and Expenses Table. Shareholders purchasing Shares in the secondary market will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

(b)	The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(c)	The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(d)

The Trustee’s annual fee for each Fund ranges from 0.06% to 0.10% per year, based on average net assets of the relevant Fund. See “Fees and Expenses.” For the fiscal year ended September 30, 2019, the Trustee’s annual fee for each Fund, as a percentage of net assets of each Fund was 0.10%.

(e)

In the event a Fund’s ordinary operating expenses exceed 0.30% of its average net assets, until the Sponsor determines otherwise, the Sponsor has undertaken to reimburse such Fund for all ordinary operating expenses in excess of such amount, taking into account any waiver by the Licensor of its license fee. To the extent during such period that ordinary operating expenses of a Fund exceed such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses.

Example of Expenses:

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratios set forth in the “Fees and Expenses” section above for the fiscal year ended September 30, 2019 for the first year, and an estimated operating expense ratio of 0.30% for subsequent fiscal years, and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
Invesco BLDRS Asia 50 ADR Index Fund(1)	$31	$97	$169	$381
Invesco BLDRS Developed Markets 100 ADR Index Fund(1)	$31	$97	$169	$381
Invesco BLDRS Emerging Markets 50 ADR Index Fund(2)	$31	$97	$169	$381
Invesco BLDRS Europe Select ADR Index Fund(1)	$31	$97	$169	$381

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (“SEC”) regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund’s total assets.

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2019, and for subsequent fiscal years, the absence of the Sponsor’s and Licensor’s undertaking that each Fund’s ordinary operating expenses will not exceed 0.30% of the NAV of such Fund and an operating expense ratio of 0.47%, 0.62% and 0.39% of the NAV of the Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Europe Select ADR Index Fund and Invesco BLDRS Developed Markets 100 ADR Index Fund, respectively, and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
Invesco BLDRS Asia 50 ADR Index Fund	$48	$151	$263	$591
Invesco BLDRS Developed Markets 100 ADR Index Fund	$40	$125	$219	$493
Invesco BLDRS Europe Select ADR Index Fund	$63	$199	$346	$774

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by SEC regulations applicable to mutual funds. Although each Fund is a unit investment

1 An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2019, and for subsequent fiscal years, the presence of the Sponsor’s undertaking that Invesco BLDRS Asia 50 ADR Index Fund’s, Invesco BLDRS Developed Markets 100 ADR Index Fund’s and Invesco BLDRS Europe Select ADR Index Fund’s ordinary operating expenses will not exceed 0.30% of the net asset value of such Fund, and a 5% annual return on investment throughout the periods for each Fund.

2 For the Invesco BLDRS Emerging Markets 50 ADR Index Fund, the actual expense ratio used in this example is based on an estimated operating expense ratio of 0.30%.

trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund’s total assets.

See “Expenses of a Fund” in this Prospectus for additional information regarding expenses.

THE INVESCO BLDRS INDEX FUNDS TRUST

The Invesco BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant S&P/BNY Mellon ADR Index, and will seek to track investment results, before fees and expenses, of its relevant S&P/BNY Mellon ADR Index.

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

The Invesco BLDRS Asia 50 ADR Index Fund seeks to track the S&P/BNY Mellon Asia 50 ADR Index (USD). The S&P/BNY Mellon Asia 50 ADR Index (USD), having an index market capitalization ranging from approximately $3 billion to over $256 billion, includes 50 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 50 of the most actively traded companies from the Asian markets, having a free-float market capitalization ranging from approximately $5 billion to over $435 billion.

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The Invesco BLDRS Developed Markets 100 ADR Index Fund seeks to track the S&P/BNY Mellon Developed Markets 100 ADR Index (USD). The S&P/BNY Mellon Developed Markets 100 ADR Index (USD), having an index market capitalization ranging from approximately $357 million to over $221 billion, includes 81 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 81 of the most actively traded companies from the international developed markets, having a free-float market capitalization ranging from approximately $437 million to over $234 billion.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The Invesco BLDRS Emerging Markets 50 ADR Index Fund seeks to track the S&P/BNY Mellon Emerging 50 ADR Index (USD). The S&P/BNY Mellon Emerging 50 ADR Index (USD), having an index market capitalization ranging from approximately $4 billion to over $245 billion, includes 50 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets, having a free-float market capitalization ranging from approximately $5 billion to over $435 billion.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

The Invesco BLDRS Europe Select ADR Index Fund seeks to track the S&P/BNY Mellon Europe Select ADR Index (USD). The S&P/BNY Mellon Europe Select ADR Index (USD), having an index market capitalization ranging from approximately $357 million to over $221 billion, includes 69 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 69 of the most actively traded companies from the European markets, having a free-float market capitalization ranging from approximately $437 million to over $234 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor and Trustee of Invesco BLDRS Index Funds Trust and Shareholders of Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund (constituting Invesco BLDRS Index Fund Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations and changes in each of their net assets for each of the three years in the period ended September 30, 2019, and each of the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

Subsequent Event

As discussed in Note 9 to the financial statements, on December 11, 2019, the Sponsor and Trustee approved a plan of liquidation for the Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

December 16, 2019

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

Schedule of Investments(a)

September 30, 2019

	Shares	Value
Common Stocks & Other Equity Interests—99.94%
Air Freight & Logistics—0.56%
ZTO Express Cayman, Inc., ADR (China)	4,428	$94,449

Automobiles—13.52%
Honda Motor Co., Ltd., ADR (Japan)	18,568	484,253
Toyota Motor Corp., ADR (Japan)	13,379	1,799,342

		2,283,595

Banks—21.29%
HDFC Bank Ltd., ADR (India)	13,740	783,867
ICICI Bank Ltd., ADR (India)	16,109	196,207
KB Financial Group, Inc., ADR (South Korea)	4,029	143,916
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	133,093	676,112
Mizuho Financial Group, Inc., ADR (Japan)	130,139	399,527
Shinhan Financial Group Co., Ltd., ADR (South Korea)	4,618	161,584
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	70,376	481,372
Westpac Banking Corp., ADR (Australia)	35,207	703,788
Woori Financial Group, Inc., ADR (South Korea)	1,604	50,061

		3,596,434

Biotechnology—0.27%
BeiGene Ltd., ADR (China)(b)	376	46,045

Capital Markets—0.86%
Nomura Holdings, Inc., ADR (Japan)	34,019	144,581

Diversified Consumer Services—1.56%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	1,216	134,684
TAL Education Group, ADR (China)(b)	3,754	128,537

		263,221

Diversified Telecommunication Services—2.45%
China Telecom Corp. Ltd., ADR (China)	1,422	64,801
China Unicom Hong Kong Ltd., ADR (China)	5,959	62,510
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	3,896	139,048
PT Telekomunikasi Indonesia Persero Tbk, ADR (Indonesia)	4,874	146,756

		413,115

Electric Utilities—0.34%
Korea Electric Power Corp., ADR (South Korea)(b)	5,264	57,062

Entertainment—1.49%
NetEase, Inc., ADR (China)	708	188,456
Sea Ltd., ADR (Thailand)(b)	2,018	62,457

		250,913

Hotels, Restaurants & Leisure—0.47%
Huazhu Group Ltd., ADR (China)	1,146	37,841
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	2,154	41,809

		79,650

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Household Durables—4.56%
Sony Corp., ADR (Japan)	13,036	$770,819

Insurance—1.04%
China Life Insurance Co., Ltd., ADR (China)	15,255	175,738

Interactive Media & Services—2.58%
58.com, Inc., ADR (China)(b)	943	46,499
Autohome, Inc., ADR (China)(b)	582	48,382
Baidu, Inc., ADR (China)(b)	2,834	291,222
Momo, Inc., ADR (China)	1,611	49,909

		436,012

Internet & Direct Marketing Retail—17.99%
Alibaba Group Holding Ltd., ADR (China)(b)	15,745	2,633,036
Ctrip.com International, Ltd., ADR (China)(b)	4,085	119,650
JD.com, Inc., ADR (China)(b)	8,919	251,605
Vipshop Holdings Ltd., ADR (China)(b)	3,898	34,770

		3,039,061

IT Services—2.90%
Infosys Ltd., ADR (India)	38,302	435,494
Wipro Ltd., ADR (India)	14,836	54,151

		489,645

Metals & Mining—5.44%
BHP Group Ltd., ADR (Australia)	15,085	744,897
POSCO, ADR (South Korea)	2,896	136,575
Vedanta Ltd., ADR (India)	4,286	37,203

		918,675

Oil, Gas & Consumable Fuels—3.05%
China Petroleum & Chemical Corp., ADR (China)	2,615	153,500
CNOOC Ltd., ADR (China)	1,648	250,908
PetroChina Co. Ltd., ADR (China)	2,163	109,902

		514,310

Pharmaceuticals—3.29%
Takeda Pharmaceutical Co., Ltd., ADR (Japan)	32,316	555,835

Semiconductors & Semiconductor Equipment—11.35%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	15,729	70,151
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	38,806	1,803,703
United Microelectronics Corp., ADR (Taiwan)	20,911	43,704

		1,917,558

Technology Hardware, Storage & Peripherals—1.75%
Canon, Inc., ADR (Japan)	11,074	295,676

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Wireless Telecommunication Services—3.18%
China Mobile Ltd., ADR (China)	11,333	$469,186
SK Telecom Co., Ltd., ADR (South Korea)	3,054	67,799

		536,985

TOTAL INVESTMENTS IN SECURITIES—99.94% (Cost $18,780,994)		16,879,379
OTHER ASSETS LESS LIABILITIES—0.06%		9,903

NET ASSETS—100.00%		$16,889,282

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Schedule of Investments(a)

September 30, 2019

	Shares	Value
Common Stocks & Other Equity Interests—99.57%
Airlines—0.20%
Ryanair Holdings PLC, ADR (Ireland)(b)	911	$60,472

Automobiles—5.97%
Honda Motor Co., Ltd., ADR (Japan)	14,831	386,793
Toyota Motor Corp., ADR (Japan)	10,686	1,437,160

		1,823,953

Banks—16.30%
Banco Bilbao Vizcaya Argentaria, S.A., ADR (Spain)	54,593	283,883
Banco Santander S.A., ADR (Spain)	136,059	546,957
Barclays PLC, ADR (United Kingdom)	32,967	241,978
HSBC Holdings PLC, ADR (United Kingdom)	33,670	1,288,551
ING Groep N.V., ADR (Netherlands)	31,902	333,376
Lloyds Banking Group PLC, ADR (United Kingdom)	143,633	379,191
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	106,308	540,045
Mizuho Financial Group, Inc., ADR (Japan)	103,949	319,123
Royal Bank of Scotland Group PLC (The), ADR (United Kingdom)	18,809	95,926
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	56,213	384,497
Westpac Banking Corp., ADR (Australia)	28,122	562,159

		4,975,686

Beverages—4.76%
Anheuser—Busch InBev S.A./N.V., ADR (Belgium)	6,932	659,580
Diageo PLC, ADR (United Kingdom)	4,850	793,072

		1,452,652

Biotechnology—0.80%
Amarin Corp. PLC, ADR (Ireland)(b)	2,925	44,343
Argenx S.E., ADR (Netherlands)(b)	278	31,681
Ascendis Pharma A/S, ADR (Denmark)(b)	300	28,896
Cellectis S.A., ADR (France)(b)	281	2,922
Galapagos N.V., ADR (Belgium)(b)	394	60,148
Genfit, ADR (France)(b)	318	5,536
Grifols S.A., ADR (Spain)	2,126	42,605
MorphoSys AG, ADR (Germany)(b)	1,042	28,624

		244,755

Capital Markets—2.75%
Credit Suisse Group AG, ADR (Switzerland)	19,881	242,747
Deutsche Bank AG, New York Shares (Germany)	16,921	126,908
Nomura Holdings, Inc., ADR (Japan)	27,173	115,485
UBS Group AG, New York Shares (Switzerland)	31,364	354,727

		839,867

Communications Equipment—1.32%
Nokia Oyj, ADR (Finland)	46,107	233,301
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	21,428	170,996

		404,297

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Construction Materials—0.74%
CRH PLC, ADR (Ireland)	6,585	$226,261

Diversified Telecommunication Services—1.73%
Orange S.A., ADR (France)	15,614	243,110
Telefonica S.A., ADR (Spain)	37,409	284,308

		527,418

Electrical Equipment—1.02%
ABB Ltd., ADR (Switzerland)	15,799	310,766

Energy Equipment & Services—0.13%
Tenaris S.A., ADR (Luxembourg)	1,933	40,941

Entertainment—0.16%
Sea Ltd., ADR (Thailand)(b)	1,612	49,891

Health Care Equipment & Supplies—1.69%
Koninklijke Philips N.V., New York Shares (Netherlands)	7,412	341,916
Smith & Nephew plc, ADR (United Kingdom)	3,647	175,530

		517,446

Health Care Providers & Services—0.38%
Fresenius Medical Care AG& Co. KGaA, ADR (Germany)	3,470	116,557

Hotels, Restaurants & Leisure—0.63%
Carnival PLC, ADR	1,524	64,115
InterContinental Hotels Group PLC, ADR (United Kingdom)	1,537	95,740
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1,721	33,404

		193,259

Household Durables—2.02%
Sony Corp., ADR (Japan)	10,412	615,662

Insurance—1.42%
Aegon N.V., New York Shares (Netherlands)	11,496	47,478
Prudential PLC, ADR (United Kingdom)	10,586	385,225

		432,703

Interactive Media & Services—0.05%
LINE Corp., ADR (Japan)(b)	454	16,317

Media—0.64%
Criteo S.A., ADR (France)(b)	533	9,962
Pearson PLC, ADR (United Kingdom)	6,391	57,775
WPP PLC, ADR (United Kingdom)	2,043	127,871

		195,608

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Metals & Mining—4.80%
ArcelorMittal, New York Shares (Luxembourg)	5,239	$74,603
BHP Group Ltd., ADR (Australia)	12,049	594,980
BHP Group PLC, ADR (Australia)	8,646	370,395
Rio Tinto plc, ADR (Australia)	8,151	424,585

		1,464,563

Multi—Utilities—1.09%
National Grid PLC, ADR (United Kingdom)	6,145	332,629

Oil, Gas & Consumable Fuels—14.94%
BP PLC, ADR (United Kingdom)	27,607	1,048,790
Eni S.p.A., ADR (Italy)	10,414	317,523
Equinor ASA, ADR (Norway)	9,021	170,948
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	17,500	1,029,875
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	15,333	918,446
TOTAL S.A., ADR (France)	20,678	1,075,256

		4,560,838

Personal Products—4.37%
Unilever N.V., New York Shares (United Kingdom)	12,647	759,199
Unilever PLC, ADR (United Kingdom)	9,559	574,496

		1,333,695

Pharmaceuticals—18.86%
AstraZeneca PLC, ADR (United Kingdom)	21,480	957,363
GlaxoSmithKline PLC, ADR (United Kingdom)	20,435	872,166
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	252	28,987
Hutchison China MediTech Ltd., ADR (Hong Kong)(b)	500	8,920
Novartis AG, ADR (Switzerland)	20,883	1,814,733
Novo Nordisk A/S, ADR (Denmark)	13,572	701,672
Sanofi, ADR (France)	18,773	869,753
Takeda Pharmaceutical Co., Ltd., ADR (Japan)	25,813	443,984
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	8,919	61,363

		5,758,941

Professional Services—1.28%
RELX PLC, ADR (United Kingdom)	16,470	390,668

Semiconductors & Semiconductor Equipment—3.18%
ASML Holding N.V., New York Shares (Netherlands)	3,485	865,744
STMicroelectronics N.V., New York Shares (Switzerland)	5,366	103,778

		969,522

Software—3.68%
Nice Ltd., ADR (Israel)(b)	510	73,338
SAP S.E., ADR (Germany)	8,851	1,043,267
Talend S.A., ADR(b)	169	5,743

		1,122,348

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Schedule of Investments(a) — (Continued)

	Shares	Value
Technology Hardware, Storage & Peripherals—0.96%
Canon, Inc., ADR (Japan)	8,845	$236,161
Logitech International S.A., Class R, New York Shares (Switzerland)	1,417	57,729

		293,890

Tobacco—2.27%
British American Tobacco PLC, ADR (United Kingdom)	18,745	691,691

Wireless Telecommunication Services—1.43%
Vodafone Group PLC, ADR (United Kingdom)	21,938	436,786

TOTAL INVESTMENTS IN SECURITIES—99.57% (Cost $47,062,619)		30,400,082
OTHER ASSETS LESS LIABILITIES—0.43%		131,376

NET ASSETS—100.00%		$30,531,458

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Schedule of Investments(a)

September 30, 2019

	Shares	Value
Common Stocks & Other Equity Interests—99.94%
Air Freight & Logistics—0.77%
ZTO Express Cayman, Inc., ADR (China)	45,389	$968,147

Banks—18.10%
Banco Bradesco S.A., ADR (Brazil)	423,611	3,448,193
Banco de Chile, ADR (Chile)	23,349	656,107
Bancolombia S.A., ADR (Colombia)	11,876	587,268
HDFC Bank Ltd., ADR (India)	140,836	8,034,694
ICICI Bank Ltd., ADR (India)	165,116	2,011,113
Itau Unibanco Holding S.A., ADR (Brazil)	509,127	4,281,758
KB Financial Group, Inc., ADR (South Korea)	41,293	1,474,986
Shinhan Financial Group Co., Ltd., ADR (South Korea)	47,331	1,656,112
Woori Financial Group, Inc., ADR (South Korea)	16,436	512,968

		22,663,199

Beverages—3.13%
Ambev S.A., ADR (Brazil)	462,723	2,137,780
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	19,527	1,788,283

		3,926,063

Biotechnology—0.38%
BeiGene Ltd., ADR (China)(b)	3,852	471,716

Chemicals—0.82%
Sasol Ltd., ADR (South Africa)	60,235	1,024,597

Construction Materials—0.50%
Cemex S.A.B. de C.V., ADR (Mexico)	159,041	623,441

Diversified Consumer Services—2.15%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	12,460	1,380,069
TAL Education Group, ADR (China)(b)	38,482	1,317,624

		2,697,693

Diversified Telecommunication Services—3.84%
China Telecom Corp. Ltd., ADR (China)	14,580	664,411
China Unicom Hong Kong Ltd., ADR (China)	61,081	640,740
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	39,937	1,425,351
PT Telekomunikasi Indonesia Persero Tbk, ADR (Indonesia)	49,958	1,504,235
Telefonica Brasil S.A., ADR (Brazil)	43,513	573,066

		4,807,803

Electric Utilities—1.03%
Enel Americas S.A., ADR (Chile)	76,839	700,003
Korea Electric Power Corp., ADR (South Korea)(b)	53,958	584,905

		1,284,908

Entertainment—1.54%
NetEase, Inc., ADR (China)	7,260	1,932,467

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Food Products—0.56%
BRF S.A., ADR (Brazil)(b)	75,972	$695,904

Insurance—1.44%
China Life Insurance Co., Ltd., ADR (China)	156,361	1,801,279

Interactive Media & Services—3.57%
58.com, Inc., ADR (China)(b)	9,668	476,729
Autohome, Inc., ADR (China)(b)	5,970	496,286
Baidu, Inc., ADR (China)(b)	29,054	2,985,589
Momo, Inc., ADR (China)	16,510	511,480

		4,470,084

Internet & Direct Marketing Retail—23.44%
Alibaba Group Holding Ltd., ADR (China)(b)	152,778	25,549,065
Ctrip.com International, Ltd., ADR (China)(b)	41,870	1,226,372
JD.com, Inc., ADR (China)(b)	91,425	2,579,099

		29,354,536

IT Services—4.01%
Infosys Ltd., ADR (India)	392,593	4,463,782
Wipro Ltd., ADR (India)	152,064	555,034

		5,018,816

Metals & Mining—4.81%
AngloGold Ashanti Ltd., ADR (South Africa)	43,337	791,767
POSCO, ADR (South Korea)	29,679	1,399,662
Vale S.A., ADR (Brazil)	333,127	3,830,960

		6,022,389

Oil, Gas & Consumable Fuels—8.31%
China Petroleum & Chemical Corp., ADR (China)	26,806	1,573,512
CNOOC Ltd., ADR (China)	16,887	2,571,046
PetroChina Co. Ltd., ADR (China)	22,167	1,126,305
Petroleo Brasileiro S.A., ADR (Brazil)	140,749	2,036,638
Petroleo Brasileiro S.A., ADR (Brazil)	235,431	3,093,564

		10,401,065

Semiconductors & Semiconductor Equipment—15.69%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	161,225	719,064
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	397,757	18,487,745
United Microelectronics Corp., ADR (Taiwan)	214,335	447,960

		19,654,769

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Wireless Telecommunication Services—5.85%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	122,583	$1,821,583
China Mobile Ltd., ADR (China)	116,167	4,809,314
SK Telecom Co., Ltd., ADR (South Korea)	31,304	694,949

		7,325,846

TOTAL INVESTMENTS IN SECURITIES—99.94% (Cost $129,812,683)		125,144,722
OTHER ASSETS LESS LIABILITIES—0.06%		80,322

NET ASSETS—100.00%		$125,225,044

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

Schedule of Investments(a)

September 30, 2019

	Shares	Value
Common Stocks & Other Equity Interests—99.63%
Airlines—0.24%
Ryanair Holdings PLC, ADR (Ireland)(b)	376	$24,959

Banks—12.78%
Banco Bilbao Vizcaya Argentaria, S.A., ADR (Spain)	22,530	117,156
Banco Santander S.A., ADR (Spain)	56,150	225,723
Barclays PLC, ADR (United Kingdom)	13,605	99,861
HSBC Holdings PLC, ADR (United Kingdom)	13,895	531,762
ING Groep N.V., ADR (Netherlands)	13,166	137,585
Lloyds Banking Group PLC, ADR (United Kingdom)	59,276	156,488
Royal Bank of Scotland Group PLC (The), ADR (United Kingdom)	7,762	39,586

		1,308,161

Beverages—5.86%
Anheuser—Busch InBev S.A./N.V., ADR (Belgium)	2,861	272,224
Diageo PLC, ADR (United Kingdom)	2,001	327,204

		599,428

Biotechnology—0.99%
Amarin Corp. PLC, ADR (Ireland)(b)	1,207	18,298
Argenx S.E., ADR (Netherlands)(b)	115	13,105
Ascendis Pharma A/S, ADR (Denmark)(b)	124	11,944
Cellectis S.A., ADR (France)(b)	116	1,206
Galapagos N.V., ADR (Belgium)(b)	162	24,731
Genfit, ADR (France)(b)	131	2,281
Grifols S.A., ADR (Spain)	877	17,575
MorphoSys AG, ADR (Germany)(b)	430	11,812

		100,952

Capital Markets—2.92%
Credit Suisse Group AG, ADR (Switzerland)	8,205	100,183
Deutsche Bank AG, New York Shares (Germany)	6,983	52,372
UBS Group AG, New York Shares (Switzerland)	12,944	146,397

		298,952

Communications Equipment—1.63%
Nokia Oyj, ADR (Finland)	19,028	96,282
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	8,843	70,567

		166,849

Construction Materials—0.91%
CRH PLC, ADR (Ireland)	2,717	93,356

Diversified Telecommunication Services—2.13%
Orange S.A., ADR (France)	6,444	100,333
Telefonica S.A., ADR (Spain)	15,438	117,329

		217,662

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Electrical Equipment—1.25%
ABB Ltd., ADR (Switzerland)	6,520	$128,248

Energy Equipment & Services—0.17%
Tenaris S.A., ADR (Luxembourg)	798	16,902

Health Care Equipment & Supplies—2.09%
Koninklijke Philips N.V., New York Shares (Netherlands)	3,059	141,112
Smith & Nephew plc, ADR (United Kingdom)	1,505	72,435

		213,547

Health Care Providers & Services—0.47%
Fresenius Medical Care AG& Co. KGaA, ADR (Germany)	1,432	48,101

Hotels, Restaurants & Leisure—0.64%
Carnival PLC, ADR	629	26,462
InterContinental Hotels Group PLC, ADR (United Kingdom)	634	39,492

		65,954

Insurance—1.75%
Aegon N.V., New York Shares (Netherlands)	4,744	19,593
Prudential PLC, ADR (United Kingdom)	4,369	158,988

		178,581

IT Services—0.02%
QIWI PLC, ADR (Russia)	92	2,019

Media—0.79%
Criteo S.A., ADR (France)(b)	220	4,112
Pearson PLC, ADR (United Kingdom)	2,638	23,848
WPP PLC, ADR (United Kingdom)	843	52,763

		80,723

Metals & Mining—3.51%
ArcelorMittal, New York Shares (Luxembourg)	2,162	30,787
BHP Group PLC, ADR (Australia)	3,568	152,853
Rio Tinto plc, ADR (Australia)	3,364	175,231

		358,871

Multi—Utilities—1.34%
National Grid PLC, ADR (United Kingdom)	2,536	137,274

Oil, Gas & Consumable Fuels—18.39%
BP PLC, ADR (United Kingdom)	11,393	432,820
Eni S.p.A., ADR (Italy)	4,298	131,046
Equinor ASA, ADR (Norway)	3,723	70,551
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	7,222	425,015
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	6,328	379,047
TOTAL S.A., ADR (France)	8,534	443,768

		1,882,247

See accompanying notes to financial statements which are an integral part of the financial statements.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Personal Products—5.38%
Unilever N.V., New York Shares (United Kingdom)	5,219	$313,297
Unilever PLC, ADR (United Kingdom)	3,945	237,094

		550,391

Pharmaceuticals—21.40%
AstraZeneca PLC, ADR (United Kingdom)	8,865	395,113
GlaxoSmithKline PLC, ADR (United Kingdom)	8,433	359,920
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	104	11,963
Novartis AG, ADR (Switzerland)	8,618	748,904
Novo Nordisk A/S, ADR (Denmark)	5,601	289,572
Sanofi, ADR (France)	7,747	358,919
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	3,681	25,325

		2,189,716

Professional Services—1.58%
RELX PLC, ADR (United Kingdom)	6,797	161,225

Semiconductors & Semiconductor Equipment—3.91%
ASML Holding N.V., New York Shares (Netherlands)	1,438	357,228
STMicroelectronics N.V., New York Shares (Switzerland)	2,215	42,838

		400,066

Software—4.53%
Nice Ltd., ADR (Israel)(b)	210	30,198
SAP S.E., ADR (Germany)	3,653	430,579
Talend S.A., ADR(b)	70	2,379

		463,156

Technology Hardware, Storage & Peripherals—0.23%
Logitech International S.A., Class R, New York Shares (Switzerland)	585	23,833

Tobacco—2.79%
British American Tobacco PLC, ADR (United Kingdom)	7,736	285,458

Wireless Telecommunication Services—1.93%
Mobile TeleSystems PJSC, ADR (Russia)	1,519	12,304
VEON Ltd., ADR (Russia)	2,256	5,414
Vodafone Group PLC, ADR (United Kingdom)	9,054	180,265

		197,983

TOTAL INVESTMENTS IN SECURITIES—99.63% (Cost $14,891,152)		10,194,614
OTHER ASSETS LESS LIABILITIES—0.37%		37,720

NET ASSETS—100.00%		$10,232,334

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

Schedule of Investments(a) — (Continued)

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2019

	Invesco BLDRS Asia 50 ADR Index Fund (ADRA)	Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)	Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)		Invesco BLDRS Europe Select ADR Index Fund (ADRU)
Assets:
Investments in securities, at value	$16,879,379	$30,400,082		$125,144,722		$10,194,614
Cash	140,629	242,066		813,028		82,588
Receivable for:
Amount due from Sponsor	19,942	13,147		—		31,650
Dividends	34,634	47,586		424,375		20,068
Foreign tax reclaims	—	159,021		8,122		28,467

Total assets	17,074,584	30,861,902		126,390,247		10,357,387

Liabilities:
Payable for:
Distributions	140,552	245,891		934,797		83,065
Amount due to Licensor	—	—		78,534		—
Amount due to Trustee	3,412	8,645		25,139		2,117
Amount due to Sponsor	—	—		39,910		—
Accrued expenses	41,338	75,908		86,823		39,871

Total liabilities	185,302	330,444		1,165,203		125,053

Net Assets	$16,889,282	$30,531,458		$125,225,044		$10,232,334

Net assets consist of:
Shares of beneficial interest	$23,633,370	$56,037,129		$222,521,028		$17,948,395
Distributable earnings (loss)	(6,744,088)	(25,505,671)		(97,295,984)		(7,716,061)

Net Assets	$16,889,282	$30,531,458		$125,225,044		$10,232,334

Shares outstanding (unlimited amount authorized, $ 0.001 par value)	550,000	1,450,000		3,250,000		500,000
Net asset value	$30.71	$21.06		$38.53		$20.46

Investments in securities, at cost	$18,780,994	$47,062,619		$129,812,683		$14,891,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

INVESCO BLDRS ASIA 50 ADR INDEX FUND (ADRA)

STATEMENTS OF OPERATIONS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Investment income:

Dividend income	$531,646	$594,627	$606,773

Foreign witholding tax	(51,684)	(65,801)	(56,325)

Total investment income	479,962	528,826	550,448

Expenses:

Licensing fees	10,874	13,448	12,729

Professional fees	37,551	30,087	30,752

Reports to shareholders fee	4,201	2,941	2,795

Marketing expenses	—	—	—

Trustee fees	18,124	22,420	21,213

Intraday valuation fees	10,001	10,001	10,001

Compliance service fees	2,099	2,047	2,999

Other expenses	2,336	3,534	1,908

Total expenses	85,186	84,478	82,397

Less: Expenses waived by the Licensor	(10,874)	(13,448)	(12,729)

Less: Expenses assumed by the Sponsor	(19,942)	(3,789)	(6,029)

Net expenses	54,370	67,241	63,639

Net investment income	425,592	461,585	486,809

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:

Investment securities	(899,294)	(363,579)	(136,556)

In-kind redemptions	(17,341)	560,406	233,262

Net realized gain (loss)	(916,635)	196,827	96,706

Change in unrealized appreciation (depreciation) on investment securities	(216,192)	(150,618)	2,940,075

Net realized and unrealized gain (loss)	(1,132,827)	46,209	3,036,781

Net increase (decrease) in net assets resulting from operations	$(707,235)	$507,794	$3,523,590

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND (ADRD)

STATEMENTS OF OPERATIONS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Investment income:

Dividend income	$1,639,989	$2,465,880	$2,392,879

Foreign witholding tax	(91,637)	(172,996)	(212,514)

Total investment income	1,548,352	2,292,884	2,180,365

Expenses:

Licensing fees	23,855	39,888	35,626

Professional fees	47,552	42,007	38,851

Reports to shareholders fee	16,400	6,075	6,695

Marketing expenses	—	2,384	4,335

Trustee fees	39,759	67,364	59,374

Intraday valuation fees	10,001	10,001	10,001

Compliance service fees	1,800	1,748	2,999

Other expenses	16,873	1,793	1,072

Total expenses	156,240	171,260	158,953

Less: Expenses waived by the Licensor	(23,855)	—	—

Less: Expenses assumed by the Sponsor	(13,148)	—	—

Net expenses	119,237	171,260	158,953

Net investment income	1,429,115	2,121,624	2,021,412

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:

Investment securities	(1,286,773)	(1,036,296)	(1,205,489)

In-kind redemptions	(120,734)	2,835,262	858,492

Net realized gain (loss)	(1,407,507)	1,798,966	(346,997)

Change in unrealized appreciation (depreciation) on investment securities	(1,987,401)	(2,757,850)	7,766,216

Net realized and unrealized gain (loss)	(3,394,908)	(958,884)	7,419,219

Net increase (decrease) in net assets resulting from operations	$(1,965,793)	$1,162,740	$9,440,631

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

STATEMENTS OF OPERATIONS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Investment income:

Dividend income	$2,928,654	$3,577,648	$3,040,429

Foreign witholding tax	(311,703)	(400,604)	(273,187)

Total investment income	2,616,951	3,177,044	2,767,242

Expenses:

Licensing fees	78,534	97,851	81,326

Professional fees	71,551	76,718	44,957

Reports to shareholders fee	30,452	7,946	8,224

Marketing expenses	39,910	(59,739)	(66,598)

Trustee fees	130,892	163,087	135,528

Intraday valuation fees	10,001	10,001	10,001

Compliance service fees	2,099	2,047	2,999

Other expenses	27,386	25,575	25,812

Total expenses	390,825	323,486	242,249

Less: Expenses waived by the Licensor	—	—	—

Less: Expenses assumed by the Sponsor	—	—	—

Net expenses	390,825	323,486	242,249

Net investment income	2,226,126	2,853,558	2,524,993

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:

Investment securities	(8,389,077)	(6,503,467)	(7,013,343)

In-kind redemptions	1,255,835	8,196,644	(251,263)

Net realized gain (loss)	(7,133,242)	1,693,177	(7,264,606)

Change in unrealized appreciation (depreciation) on investment securities	(49,475)	(7,007,313)	33,881,764

Net realized and unrealized gain (loss)	(7,182,717)	(5,314,136)	26,617,158

Net increase (decrease) in net assets resulting from operations	$(4,956,591)	$(2,460,578)	$29,142,151

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND (ADRU)

STATEMENTS OF OPERATIONS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Investment income:

Dividend income	$517,669	$620,156	$567,979

Foreign witholding tax	(30,633)	(44,655)	(52,318)

Total investment income	487,036	575,501	515,661

Expenses:

Licensing fees	7,359	9,682	8,194

Professional fees	33,550	29,664	30,192

Reports to shareholders fee	3,800	1,910	1,542

Trustee fees	12,266	16,141	13,655

Intraday valuation fees	10,001	10,001	10,001

Compliance service fees	1,799	1,748	2,999

Other expenses	7,022	2,941	2,908

Total expenses	75,797	72,087	69,491

Less: Expenses waived by the Licensor	(7,359)	(9,682)	(8,194)

Less: Expenses assumed by the Sponsor	(31,650)	(13,991)	(20,332)

Net expenses	36,788	48,414	40,965

Net investment income	450,248	527,087	474,696

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:

Investment securities	(209,743)	(338,448)	(270,159)

In-kind redemptions	169,167	415,104	(35,443)

Net realized gain (loss)	(40,576)	76,656	(305,602)

Change in unrealized appreciation (depreciation) on investment securities	(819,201)	(683,973)	2,018,686

Net realized and unrealized gain (loss)	(859,777)	(607,317)	1,713,084

Net increase (decrease) in net assets resulting from operations	$(409,529)	$(80,230)	$2,187,780

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS ASIA 50 ADR INDEX FUND (ADRA)

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Operations:

Net investment income	$425,592	$461,585	$486,809

Net realized gain (loss)	(916,635)	196,827	96,706

Change in net unrealized appreciation (depreciation)	(216,192)	(150,618)	2,940,075

Net increase (decrease) in net assets resulting from operations	(707,235)	507,794	3,523,590

Distributions to Shareholders from:

Distributable earnings	(450,369)	(461,402)	(454,562)

Shareholder Transactions:

Proceeds from shares sold	—	1,634,674	—

Value of shares repurchased	(1,493,963)	(3,336,241)	(4,496,806)

Net increase (decrease) in net assets resulting from share transactions	(1,493,963)	(1,701,567)	(4,496,806)

Net increase (decrease) in net assets	(2,651,567)	(1,655,175)	(1,427,778)

Net assets:

Beginning of year	19,540,849	21,196,024	22,623,802

End of year	$16,889,282	$19,540,849	$21,196,024

Changes in Shares Outstanding:

Shares sold	—	50,000	—

Shares repurchased	(50,000)	(100,000)	(150,000)

Shares outstanding, beginning of year	600,000	650,000	800,000

Shares outstanding, end of year	550,000	600,000	650,000

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND (ADRD)

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Operations:

Net investment income	$1,429,115	$2,121,624	$2,021,412

Net realized gain (loss)	(1,407,507)	1,798,966	(346,997)

Change in net unrealized appreciation (depreciation)	(1,987,401)	(2,757,850)	7,766,216

Net increase (decrease) in net assets resulting from operations	(1,965,793)	1,162,740	9,440,631

Distributions to Shareholders from:

Distributable earnings	(1,446,671)	(2,056,893)	(2,126,666)

Shareholder Transactions:

Proceeds from shares sold	10,039,700	8,046,840	3,228,202

Value of shares repurchased	(33,287,537)	(13,743,877)	(5,252,851)

Net increase (decrease) in net assets resulting from share transactions	(23,247,837)	(5,697,037)	(2,024,649)

Net increase (decrease) in net assets	(26,660,301)	(6,591,190)	5,289,316

Net assets:

Beginning of year	57,191,759	63,782,949	58,493,633

End of year	$30,531,458	$57,191,759	$63,782,949

Changes in Shares Outstanding:

Shares sold	500,000	350,000	150,000

Shares repurchased	(1,600,000)	(600,000)	(250,000)

Shares outstanding, beginning of year	2,550,000	2,800,000	2,900,000

Shares outstanding, end of year	1,450,000	2,550,000	2,800,000

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Operations:

Net investment income	$2,226,126	$2,853,558	$2,524,993

Net realized gain (loss)	(7,133,242)	1,693,177	(7,264,606)

Change in net unrealized appreciation (depreciation)	(49,475)	(7,007,313)	33,881,764

Net increase (decrease) in net assets resulting from operations	(4,956,591)	(2,460,578)	29,142,151

Distributions to Shareholders from:

Distributable earnings	(2,076,444)	(2,789,019)	(2,747,944)

Shareholder Transactions:

Proceeds from shares sold	1,883,992	16,696,088	4,148,878

Value of shares repurchased	(9,724,398)	(26,979,018)	(5,281,019)

Net increase (decrease) in net assets resulting from share transactions	(7,840,406)	(10,282,930)	(1,132,141)

Net increase (decrease) in net assets	(14,873,441)	(15,532,527)	25,262,066

Net assets:

Beginning of year	140,098,485	155,631,012	130,368,946

End of year	$125,225,044	$140,098,485	$155,631,012

Changes in Shares Outstanding:

Shares sold	50,000	400,000	100,000

Shares repurchased	(250,000)	(650,000)	(150,000)

Shares outstanding, beginning of year	3,450,000	3,700,000	3,750,000

Shares outstanding, end of year	3,250,000	3,450,000	3,700,000

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND (ADRU)

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2019, 2018, 2017

	2019	2018	2017

Operations:

Net investment income	$450,248	$527,087	$474,696

Net realized gain (loss)	(40,576)	76,656	(305,602)

Change in net unrealized appreciation (depreciation)	(819,201)	(683,973)	2,018,686

Net increase (decrease) in net assets resulting from operations	(409,529)	(80,230)	2,187,780

Distributions to Shareholders from:

Distributable earnings	(451,284)	(510,359)	(512,980)

Shareholder Transactions:

Proceeds from shares sold	1,018,263	2,360,328	—

Value of shares repurchased	(4,084,092)	(2,172,137)	(1,906,198)

Net increase (decrease) in net assets resulting from share transactions	(3,065,829)	188,191	(1,906,198)

Net increase (decrease) in net assets	(3,926,642)	(402,398)	(231,398)

Net assets:

Beginning of year	14,158,976	14,561,374	14,792,772

End of year	$10,232,334	$14,158,976	$14,561,374

Changes in Shares Outstanding:

Shares sold	50,000	100,000	—

Shares repurchased	(200,000)	(100,000)	(100,000)

Shares outstanding, beginning of year	650,000	650,000	750,000

Shares outstanding, end of year	500,000	650,000	650,000

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS ASIA 50 ADR INDEX FUND (ADRA)

FINANCIAL HIGHLIGHTS

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$32.57	$32.61	$28.28	$25.71	$29.12

Net investment income(a)	0.72	0.71	0.69	0.56	0.72
Net realized and unrealized gain (loss) on investments	(1.81)	(0.02)	4.31	2.61	(3.41)

Total from investment operations	(1.09)	0.69	5.00	3.17	(2.69)

Distributions to shareholders from:
Net investment income	(0.77)	(0.73)	(0.67)	(0.60)	(0.72)

Net asset value at end of year	$30.71	$32.57	$32.61	$28.28	$25.71

Net Asset Value Total Return(b)	(3.26)%	2.06%	17.83%	12.51%	(9.44)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$16,889	$19,541	$21,196	$22,624	$23,139
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.47%	0.38%	0.39%	0.38%	0.40%
Net investment income	2.35%	2.06%	2.29%	2.13%	2.43%
Portfolio turnover rate(c)	20.04%	9.25%	11.53%	7.00%	11.27%

(a)	Based on average shares outstanding.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND (ADRD)

FINANCIAL HIGHLIGHTS — (Continued)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$22.43	$22.78	$20.17	$20.71	$24.21

Net investment income(a)	0.76	0.74	0.72	0.71	0.79
Net realized and unrealized gain (loss) on investments	(1.32)	(0.36)	2.65	(0.46)	(3.45)

Total from investment operations	(0.56)	0.38	3.37	0.25	(2.66)

Distributions to shareholders from:
Net investment income	(0.81)	(0.73)	(0.76)	(0.79)	(0.84)

Net asset value at end of year	$21.06	$22.43	$22.78	$20.17	$20.71

Net Asset Value Total Return(b)	(2.44)%	1.65%	17.01%	1.34%	(11.26)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$30,531	$57,192	$63,783	$58,494	$65,251
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.26%	0.27%	0.30%	0.30%
Expenses, prior to Waivers	0.39%	0.26%	0.27%	0.30%	0.30%
Net investment income	3.61%	3.19%	3.40%	3.52%	3.38%
Portfolio turnover rate(c)	7.92%	2.83%	5.30%	5.05%	4.06%

(a)	Based on average shares outstanding.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

FINANCIAL HIGHLIGHTS — (Continued)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$40.61	$42.06	$34.77	$28.00	$39.20

Net investment income(a)	0.67	0.76	0.69	0.53	0.66
Net realized and unrealized gain (loss) on investments	(2.12)	(1.45)	7.35	6.94	(10.97)

Total from investment operations	(1.45)	(0.69)	8.04	7.47	(10.31)

Distributions to shareholders from:
Net investment income	(0.63)	(0.76)	(0.75)	(0.70)	(0.89)

Net asset value at end of year	$38.53	$40.61	$42.06	$34.77	$28.00

Net Asset Value Total Return(b)	(3.57)%	(1.65)%	23.33%	26.99%	(26.58)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$125,225	$140,098	$155,631	$130,369	$124,615
Ratio to average net assets of:
Expenses	0.30%	0.20%	0.18%	0.30%	0.30%
Net investment income	1.70%	1.75%	1.86%	1.74%	1.87%
Portfolio turnover rate(c)	17.62%	10.30%	10.66%	7.61%	17.51%

(a)	Based on average shares outstanding.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND (ADRU)

FINANCIAL HIGHLIGHTS — (Continued)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$21.78	$22.40	$19.72	$20.47	$24.33

Net investment income(a)	0.76	0.73	0.71	0.74	0.77
Net realized and unrealized gain (loss) on investments	(1.30)	(0.63)	2.76	(0.62)	(3.75)

Total from investment operations	(0.54)	0.10	3.47	0.12	(2.98)

Distributions to shareholders from:
Net investment income	(0.78)	(0.72)	(0.79)	(0.87)	(0.88)

Net asset value at end of year	$20.46	$21.78	$22.40	$19.72	$20.47

Net Asset Value Total Return(b)	(2.45)%	0.43%	17.94%	0.70%	(12.53)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$10,232	$14,159	$14,561	$14,793	$18,426
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.62%	0.45%	0.51%	0.48%	0.43%
Net investment income	3.67%	3.27%	3.48%	3.71%	3.34%
Portfolio turnover rate(c)	6.49%	1.96%	5.85%	5.24%	4.79%

(a)	Based on average shares outstanding.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2019

NOTE	1–Organization

Invesco BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios (each a “Fund” and collectively the “Funds”). The Trust was organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)	“Asia”

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)	“Developed Markets”

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	“Emerging Markets”

Invesco BLDRS Europe Select ADR Index Fund (ADRU)	“Europe”

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index.

The investment objective of each Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each a “BNY Mellon ADR Index”):

Fund	Underlying Index

Asia	S&P/BNY Mellon Asia 50 ADR IndexSM

Developed Markets	S&P/BNY Mellon Developed Markets 100 ADR IndexSM

Emerging Markets	S&P/BNY Mellon Emerging 50 ADR IndexSM

Europe	S&P/BNY Mellon Europe Select ADR IndexSM

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

NOTE	2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

A.  Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B.  Other Risks

Emerging Markets Risk.    The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Equity Risk.    An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Market Risk.    The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Index Risk.    Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

Non-Correlation Risk.    Each Fund’s return may not match the return of its BNY Mellon ADR Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its BNY Mellon ADR Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its BNY Mellon ADR Index. In addition, the performance of each Fund and its BNY Mellon ADR Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its BNY Mellon ADR Index resulting from legal restrictions, cost or liquidity constraints.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Non-Diversified Fund Risk.    Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

C.  Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may periodically participate in litigation related to each Fund’s investments. As such, each Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.  Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.  Dividends and Distributions to Shareholders - Each Fund declares and distributes dividends, if any, from net investment income quarterly. Each Fund will distribute net realized capital gains, if any, at least annually.

F.  Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of each Fund’s taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.  Expenses - Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of a Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

H.  Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.  Indemnifications - In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

J.  Distributions from Distributable Earnings - In accordance with the Securities and Exchange

Commission’s issuance of Disclosure Update and Simplification, each Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended September 30, 2018 and September 30, 2017, distributions from distributable earnings consisted of distributions from net investment income.

NOTE	3–Agreements with the Trustee, Licensor and Sponsor

The Funds accrue daily and pay monthly the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets

$0-$499,999,999*	10/100 of 1% per annum

$500,000,000-$2,499,999,999*	8/100 of 1% per annum

$2,500,000,000 and above*	6/100 of 1% per annum

*

The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the years ended September 30, 2019, 2018 and 2017, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The following amounts remain payable to the Sponsor as of September 30, 2019:

Asia	$—

Developed Markets	—

Emerging Markets	39,910

Europe	—

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2019, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

For the fiscal years ended September 30, 2019, 2018 and 2017, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Fiscal Year Ended September 30,			Expenses Assumed by the Sponsor Fiscal Year Ended September 30,
	2019	2018	2017	2019	2018	2017

Asia	$10,874	$13,448	$12,729	$19,942	$3,789	$6,029

Developed Markets	23,855	—	—	13,148	—	—

Emerging Markets	—	—	—	—	—	—

Europe	7,359	9,682	8,194	31,650	13,991	20,332

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

NOTE	4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

NOTE	5–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2019, 2018 and 2017:

	September 30, 2019	September 30, 2018	September 30, 2017
	Ordinary Income	Ordinary Income	Ordinary Income
Asia	$450,369	$461,402	$454,562
Developed Markets	1,446,671	2,056,893	2,126,666
Emerging Markets	2,076,444	2,789,019	2,747,944
Europe	451,284	510,359	512,980

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Post-October Capital Losses Deferrals*	Shares of Beneficial Interest	Total Net Assets
Asia	$148,525	$(140,550)	$(2,316,298)	$(3,808,764)	$(627,001)	$23,633,370	$16,889,282
Developed Markets	—	(245,892)	(16,976,970)	(7,047,726)	(1,235,083)	56,037,129	30,531,458
Emerging Markets	—	(934,796)	(9,261,237)	(82,472,216)	(4,627,735)	222,521,028	125,225,044
Europe	9,388	(83,068)	(4,831,137)	(2,619,718)	(191,526)	17,948,395	10,232,334

*

The Fund will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for each Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of September 30, 2019:

	No expiration
	Short-Term	Long-Term	Total*
Asia	$426,841	$3,381,923	$3,808,764
Developed Markets	77,266	6,970,460	7,047,726
Emerging Markets	6,076,351	76,395,865	82,472,216
Europe	12,428	2,607,290	2,619,718

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

NOTE	6–Investment Transactions

For the fiscal year ended September 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Asia	$3,628,824	$3,633,897
Developed Markets	3,136,820	3,390,271
Emerging Markets	23,210,147	23,074,367
Europe	790,118	874,301

For the fiscal year ended September 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$—	$1,486,077
Developed Markets	10,042,952	33,435,320
Emerging Markets	1,901,789	9,785,615
Europe	1,018,842	4,092,330

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At September 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Asia	$2,586,547	$(4,902,845)	$(2,316,298)	$19,195,677
Developed Markets	1,348,837	(18,325,807)	(16,976,970)	47,377,052
Emerging Markets	26,750,012	(36,011,249)	(9,261,237)	134,405,959
Europe	811,964	(5,643,101)	(4,831,137)	15,025,751

NOTE	7–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and expired capital loss carryforwards, on September 30, 2019, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended September 30, 2019, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain	Shares of Beneficial Interest
Asia	$—	$355,778	$(355,778)
Developed Markets	90,674	3,891,233	(3,981,907)
Emerging Markets	43,720	793,335	(837,055)
Europe	—	1,027,781	(1,027,781)

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

NOTE	8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expenses of processing orders. For the fiscal years ended September 30, 2019, 2018 and 2017, the Trustee earned the following amounts in transaction fees:

	For the Fiscal Year Ended September 30,
	2019	2018	2017
Asia	$500	$1,500	$1,500
Developed Markets	22,000	10,000	6,000
Emerging Markets	3,500	6,500	2,500
Europe	6,000	4,000	2,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2019, 2018 or 2017.

NOTE	9–Subsequent Event

On December 11, 2019, the Sponsor and Trustee approved the termination and winding down of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund and BLDRS Europe Select ADR Index Fund, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.

CREATION AND REDEMPTION OF SHARES

Each Fund, a unit investment trust created under the laws of the State of New York pursuant to the Trust Agreement and Indenture, creates and redeems Shares only in Creation Unit size aggregations of 50,000 Shares or in multiples thereof (e.g., 100,000; 150,000; 200,000 Shares) on a continuous basis without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day, of an order in proper form. Shares may be created or redeemed in one of two ways: (1) through the “Clearing Process,” which means the process of creating or redeeming Shares through the continuous net settlement system of NSCC by a participant in the CNS system of NSCC (a “Participating Party”); or (2) outside of the Clearing Process which means through DTC, by a “DTC Participant,” which party, in each case, must have executed an agreement with the relevant Fund, the Distributor and the Trustee with respect to the procedure for creations and redemptions of Creation Units (“Participant Agreement”). The Participating Party authorizes the Distributor to transmit trade instructions through the Trustee to NSCC. Participating Parties and DTC Participants are collectively referred to as “Authorized Participants.”

Investors may contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. As of September 30, 2019, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:

Invesco BLDRS Asia 50 ADR Index Fund — $1,535,389.28.

Invesco BLDRS Developed Markets 100 ADR Index Fund — $1,052,808.90.

Invesco BLDRS Emerging Markets 50 ADR Index Fund — $1,926,539.14.

Invesco BLDRS Europe Select ADR Index Fund — $1,023,233.41.

Creation or Redemption of Shares Through the Clearing Process

a.	Creation

Shares may be purchased from a Fund only in Creation Unit size aggregations by tendering to the Trustee an in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) per each Creation Unit, which constitutes a substantial replication of the stocks included in the relevant S&P/BNY Mellon ADR Index, a “Cash Component” plus the creation Transaction Fee. The Cash Component is an amount equal to the dividends on all Fund Securities with ex-dividend dates within the accumulation period for a dividend distribution (“Accumulation Period”), net of expenses and liabilities for such period, as if all the Fund Securities had been held by the Fund for the entire Accumulation Period, as proscribed by the Trustee, together with the Balancing Amount (as defined in “Determination of the Portfolio Deposit,” below). Together the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.”

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party must substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

Creation Units may also be purchased in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit, subject to the following procedures. In these circumstances, a Participating Party intending to utilize this procedure will be required to post collateral with the Trustee outside of the NSCC consisting of: (i) cash ranging from at least 105% to 115% of the closing value, on the day the order to purchase Creation Units is deemed received, of the portion of the Deposit Securities not expected to be available in the account of the Participating Party for delivery to the Invesco BLDRS Index Fund on the second Business Day following placement of such order, and (ii) such additional deposits as will reflect daily marked to the market increases (but no decreases) in such value as determined by the Trustee. This cash collateral will be required to be posted with the Trustee by 11:00 a.m. (New York time) on the morning of the Business Day following the day such order is deemed received by the Distributor, or else the order to purchase Creation Units will be cancelled. The Trustee will hold such collateral in an account separate and apart from the Invesco BLDRS Index Fund. To the extent that missing Deposit Securities are not received by a certain time or in the event a mark to market payment is not made within a certain time following notification by the Distributor that such a payment is required, the Trustee may use the cash on deposit to purchase the securities that were to be deposited. An investor will be liable to the Trustee for the costs incurred in connection with any such purchases. These costs include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs. The Trustee will return any unused portion of the cash once all of the missing securities have been properly received by the Trustee or purchased by the Trustee and deposited into a Fund. The delivery of Creation Units will occur no later than the second (2nd) Business Day following the day on which the purchase order is received by the Distributor.

b.	Redemption

Enough Shares must be accumulated in the secondary market to constitute a Creation Unit in order to have Shares redeemed by a Fund. A FUND WILL NOT REDEEM SHARES IN AN AMOUNT LESS THAN A CREATION UNIT. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit generally will be made by each Fund through delivery of designated Fund Securities (“Redemption Securities”) — as announced by the Trustee on the Business Day the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption Transaction Fee. The Redemption Securities and the Cash Redemption Amount constitute a “Redemption Payment.” It is expected that the identity and number of Fund Securities delivered to a redeeming Shareholder will be similar to the identity and number of the Deposit Securities. In the event that the Fund Securities have a value greater than the NAV of the Shares tendered for redemption, a compensating cash payment equal to the difference must be made by or through an Authorized Participant by or on behalf of the redeeming shareholder.

If the Trustee determines that a Fund Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Fund Securities, based on its market value as of the Valuation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Amount in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Fund Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Fund Securities as of the Valuation Time on the date of the redemption as a part of the Cash Redemption Amount in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the relevant S&P/BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of its relevant S&P/BNY Mellon ADR Index.

Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Deposit Securities and the Cash Redemption Amount will be transferred to the redeeming party by the second (2nd) Business Day following the date on which such request for redemption is received in proper form by the Trustee.

Creation and Redemption of Shares Outside the Clearing Process.

a.	Creation

Shares may be purchased outside the Clearing Process by using a DTC Participant who has executed a Participant Agreement and requests such creation of Creation Units to be affected through a transfer of the

Deposit Securities within the Portfolio Deposit directly through DTC. The Cash Component must be transferred directly to the Trustee through the Federal Reserve wire system. The delivery of Creation Units of Shares so created must occur no later than the second (2nd) Business Day following the day on which the purchase order is received by the Distributor.

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party may substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

b.	Redemption

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. Such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be affected through a transfer of Shares directly through DTC.

After the receipt of an order for redemption outside the Clearing Process, the Trustee will initiate procedures to transfer the requisite Redemption Payment to be delivered to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second (2nd) Business Day following the date on which such request for redemption is received by the Trustee.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Funds Securities that differ in exact composition and/or weighting from the Index Securities of the relevant S&P/BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of its relevant S&P/BNY Mellon ADR Index.

Redemptions will be Subject to Applicable Laws.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemption or could not do so without first registering the Redemption Securities under such laws. If an investor is subject to a legal restriction with respect to a particular security, the investor may (at the option of the Trustee) be paid an equivalent amount of cash in lieu of such security. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payments, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Creation and Redemption Transaction Fee.

To compensate the Trustee for transfer and other transaction costs involved in creation and redemption transactions made through the Clearing Process, investors will be required to pay a “Transaction Fee,” payable to the Trustee, of $10 per each security “name” in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for Invesco BLDRS Asia 50 ADR Index Fund and Invesco BLDRS Emerging Markets 50 ADR Index Fund and to the nearest $1,000 for Invesco BLDRS Developed Markets 100 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund per Participating Party per day, regardless of the number of Creation Units purchased or redeemed on such day by such Participating Party. The amount of the Transaction Fee in effect at any given time will be made available upon request to the Trustee. For the year ended September 30,

2019, the Transaction Fee earned by the Trustee for each Fund was: $500 for Invesco BLDRS Asia 50 ADR Index Fund, $22,000 for Invesco BLDRS Developed Markets 100 ADR Index Fund, $3,500 for Invesco BLDRS Emerging Markets 50 ADR Index Fund and $6,000 for Invesco BLDRS Europe Select ADR Index Fund. An additional charge of up to three (3) times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit, may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process, and (ii) cash creations (to offset the Trustee’s brokerage and other transaction costs associated with using cash to purchase the requisite Portfolio Deposit). Investors are responsible for the costs of transferring the securities constituting the Portfolio Deposit to the account of a Fund.

Rejecting an Order.    The Trustee reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Portfolio Deposit delivered is not as disseminated through the facilities of NSCC for that date by the Trustee, as described above; (d) acceptance of the Portfolio Deposit would have certain adverse tax consequences to the relevant Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trustee, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) in the event that circumstances outside the control of the Distributor and the Trustee make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trustee, the Distributor, DTC, NSCC or any other party in the creation process; and similar extraordinary events. The Distributor will notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trustee and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor will either of them incur any liability for the failure to give any such notification. In addition, redemption orders must be received in the proper form as described in the Participant Agreement.

All questions as to the number of shares of each security in the Portfolio Deposit and Redemption Payment, and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trustee, and the Trustee’s determination will be final and binding.

THE PORTFOLIOS

Relationship to the Relevant S&P/BNY Mellon ADR Index.    Because the objective of each Fund is to seek to track the investment results, before fees and expenses, of the relevant S&P/BNY Mellon ADR Index, a Fund’s portfolio of securities is intended to correspond generally to its relevant S&P/BNY Mellon ADR Index and will consist of as many of the Depositary Receipts comprising the relevant S&P/BNY Mellon ADR Index as is practicable. Cash or cash items (other than dividends held for distribution) normally will not be a substantial part of a Fund’s net assets. Although a Fund may at any time not own certain of the Index Securities, a Fund will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the relevant S&P/BNY Mellon ADR Index and that derived from ownership of the Shares of the relevant Fund.

Each of the relevant S&P/BNY Mellon ADR Indexes is a capitalization-weighted index of Depositary Receipts calculated under the auspices of the Licensor. At any moment in time, the value of an S&P/BNY Mellon ADR Index equals the aggregate free-float adjusted market capitalization of each relevant component Index Security, evaluated at their respective last sale prices on NASDAQ, the NYSE or NYSE American, LLC (“NYSE American”) divided by a scaling factor (“divisor”) which yields a resulting index value in the reported magnitude.

Change to an S&P/BNY Mellon ADR Index.    Periodically, the Licensor may determine that total share quantities have changed in one or more Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. The Licensor may periodically replace one or more Index Securities in the relevant S&P/BNY Mellon ADR Index due to corporate actions, bankruptcies or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the relevant S&P/BNY Mellon ADR Index. Ordinarily, whenever there is a change in share quantities or a change in the Index Securities included in the relevant S&P/BNY Mellon ADR Index, the Licensor adjusts the divisor to assure that there is no discontinuity in the value of the relevant S&P/BNY Mellon ADR Index. Changes to the relevant S&P/BNY Mellon ADR Index will cause the Trustee to make corresponding portfolio adjustments as described below.

Adjustments to Portfolios.    As set forth in the Trust Agreement and Indenture (“Trust Agreement and Indenture”), the Trustee is responsible for adjusting the composition of a Fund’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of each Fund’s relevant S&P/BNY Mellon ADR Index. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to perform the portfolio adjustments described in this prospectus. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the “Agency Agreement”). In accordance with the terms of the Trust Agreement and Indenture and under the terms of the Agency Agreement, the Sponsor will perform the following functions on behalf of the Trust and the Trustee: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor. The Trustee will pay the Sponsor for these services from its own assets.

The Sponsor aggregates certain of these adjustments and makes conforming changes to a Fund’s portfolio at least quarterly; however, modifications are made more frequently in the case of significant changes to the relevant S&P/BNY Mellon ADR Index. Specifically, the Sponsor is required to adjust the composition of a Fund’s portfolio any time there is a change in the identity of any Index Security (i.e., a substitution of one security in replacement of another), which adjustment is to be made within two (2) Business Days before or after the day on which the change in the identity of such Index Security is scheduled to take effect at the close of the market. Although the investment objective of each Fund is to seek to track the investment results, before fees and expenses, of the relevant S&P/BNY Mellon ADR Index, it is not always efficient to replicate identically the share composition of the relevant S&P/BNY Mellon ADR Index if the transaction costs incurred by a Fund in so adjusting the Fund’s portfolio would exceed the expected misweighting that would ensue by failing to replicate identically minor and insignificant share changes to the relevant S&P/BNY Mellon ADR Index. Accordingly, minor misweightings are generally permitted subject to the guidelines described in the following paragraph.

The Sponsor is required to adjust the composition of a Fund’s portfolio of securities at any time that the weighting of any security held in a Fund’s portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 25/100 of 1% to 2/100 of 1%, depending on the NAV of the relevant Fund (in each case, the “Misweighting Amount”), from the weighting of such security held in the Fund’s portfolio in the benchmark S&P/BNY Mellon ADR Index (a “Misweighting”). The Sponsor will examine each security held in a Fund’s portfolio on each Business Day, comparing the weighting of each such security in the portfolio to the weighting of the corresponding Index Security in the relevant S&P/BNY Mellon ADR Index, based on prices at the close of the market on the preceding Business Day (a “Weighting Analysis”). In the event that there is a Misweighting in any security in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Sponsor will perform a Weighting Analysis for each security held in a Fund’s portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to a Fund’s portfolio due to a Misweighting, the purchase or sale of securities necessitated by such adjustment will be made within two (2) Business Days of the day on which the

Misweighting is determined. In addition to the foregoing adjustments, the Sponsor reserves the right to make additional adjustments periodically with respect to a security held in a Fund’s portfolio that may be misweighted by an amount within the applicable Misweighting Amount in order to reduce the overall Misweighting of a Fund’s portfolio.

The foregoing guidelines with respect to Misweightings will also apply to any Index Security that: (1) is likely to be unavailable for delivery or available in insufficient quantity for delivery; (2) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security; or (3) is not eligible to be processed through the Clearing Process. (From time to time, an Index Security may not be eligible for transfer through the Clearing Process because such security is not eligible for transfer through the systems of DTC.) Upon receipt of an order for a Creation Unit that involves such an Index Security, the Sponsor will determine whether the substitution of cash will cause a Misweighting in a Fund’s portfolio with respect to such Index Security. If a Misweighting results, the Sponsor will purchase the required number of shares of such Index Security on the opening of the market on the following Business Day.

Pursuant to these guidelines, the Sponsor will calculate the required adjustments and will purchase and sell the appropriate securities. As a result of the purchase and sale of securities in accordance with these requirements, or the completion of a creation order, the Sponsor may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of securities or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains) as a result of such transactions, which amount will not exceed for more than five (5) consecutive Business Days 5/10th of 1% of the aggregate value of the securities. In the event that the Sponsor has made all required adjustments and is left with cash in excess of 5/10th of 1% of the aggregate value of the securities held in a Fund’s portfolio, the Sponsor will use such cash to purchase additional Index Securities that are under-weighted in a Fund’s portfolio as compared to their relative weightings in the relevant S&P/BNY Mellon ADR Index.

All adjustments to a Fund’s portfolio pursuant to these procedures will be non-discretionary. Portfolio adjustments will be made unless such adjustments would cause a Fund to lose its status as a “regulated investment company” under Subchapter M of the Code. Additionally, the Sponsor is required to adjust the composition of a Fund’s portfolio at any time if it is necessary to insure the continued qualification of a Fund as a regulated investment company.

If the method of determining the relevant S&P/BNY Mellon ADR Index is changed by the Licensor, the Trustee and the Sponsor will have the right to amend the Trust Agreement and Indenture, without the consent of DTC or the Beneficial Owners, to conform the adjustments to such changes so that a Fund’s objective of tracking the relevant S&P/BNY Mellon ADR Index is maintained.

The Trustee will rely on data provided by the Licensor and other financial industry sources for information as to the composition and weightings of the Index Securities. If the Trustee cannot obtain or process such information or NSCC is unable to receive such information from the Trustee on any Business Day, then the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit will be used for the purposes of all adjustments and determinations, and determination of the securities portion of the Portfolio Deposit until the earlier of: (a) such time as current information with respect to the Index Securities is available; or (b) two (2) consecutive Business Days have elapsed. If such current information is not available and two (2) consecutive Business Days have elapsed, the composition and weightings of the securities held in a Fund’s portfolio (as opposed to the Index Securities) will be used for the purposes of all adjustments and determinations and determination of the securities portion of the Portfolio Deposit until current information with respect to the Index Securities is available.

In the event a Fund is terminated, the Trustee will use the composition and weightings of the Index Securities as of the date the Trustee received notice of termination for all redemptions or other required uses of the relevant index.

Mergers Involving Fund Securities.    Each Fund, as a shareholder of securities of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee may not accept any such offers until the Licensor has determined that the securities of the issuer will be removed from the relevant S&P/BNY Mellon ADR Index. Securities of an issuer are often removed from the relevant S&P/BNY Mellon ADR Index only after the consummation of a merger or acquisition of such an issuer. In selling the securities of such issuer the Trustee may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions will be reinvested in Index Securities. Any securities received as a part of the consideration that are not Index Securities will be sold as soon as practicable and the cash proceeds of such sale will be invested in Index Securities.

Securities Transactions.    Purchases and sales of securities held in a Fund’s portfolio resulting from the adjustments may be made in the share amounts dictated by the foregoing specifications, whether round lot or odd lot and will include brokerage commissions and other transaction charges. Certain Index Securities, however, may at times not be available in the required quantities requested. For this and other reasons, precise duplication of the proportionate relationship between a Fund’s portfolio and its Index Securities may not ever be possible but nevertheless will continue to be the objective in connection with all acquisitions and dispositions of Index Securities.

Compliance with Certain 1940 Act Requirements.    Consistent with 1940 Act rules, each Fund will invest at least 80% of the value of its total assets in securities of companies in a geographic region suggested by its name (the “80% investment policy”). Each Fund considers the securities suggested by its name to be those securities that comprise its respective S&P/BNY Mellon ADR Index. Therefore, each Fund anticipates meeting its 80% investment policy due to its structure as a Unit Investment Trust and the fact that each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant S&P/BNY Mellon ADR Index. Beneficial owners will be provided with at least sixty days prior notice of any change in the 80% investment policy.

DETERMINATION OF NET ASSET VALUE

The NAV per Share for each Fund is computed by dividing the value of net assets (i.e., the value of the Fund’s total assets less total liabilities) by the Fund’s total number of Shares outstanding. The NAV of each Fund is calculated by the Trustee and determined each Business Day at the close of regular trading of the NASDAQ (ordinarily 4:00 p.m. New York time). The income and expenses of the relevant Fund are accrued daily and reflected in the NAV per Share of each Fund. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to evaluate the securities held by the Trust, and determine their fair value to the extent that market quotations are not readily available. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into the Agency Agreement.

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Agreement and Indenture and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement and Indenture.

DETERMINATION OF THE PORTFOLIO DEPOSIT

On each Business Day, the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted in accordance with the following procedure. At the close of the market on each day in which the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted (“Adjustment Day”), the Trustee calculates the NAV of each Fund. The NAV is divided by the number of outstanding Shares, multiplied by 50,000 Shares in one Creation Unit aggregation, resulting in an NAV per Creation Unit (“NAV Amount”). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the relevant S&P/BNY Mellon ADR Index in a Portfolio Deposit for the following Business Day (“Request Day”), such that: (1) the market value at the close of the market on Adjustment Day of the securities to be included in the Portfolio Deposit on Request Day, together with the amount intended to enable a Fund to make a distribution of dividends on the next dividend payment date as if all the securities in a Fund’s portfolio had been held for the entire dividend period (“Dividend Equivalent Payment”) as calculated by the Trustee, effective for requests to create or redeem on Adjustment Day, equals the NAV Amount; and (2) the identity and weighting of each of the securities in a Portfolio Deposit mirrors proportionately the identity and weightings of the securities in the relevant S&P/BNY Mellon ADR Index, each as in effect on Request Day. For each security, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and number of shares of the securities so calculated constitute the securities portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as the Index Securities to be delivered by the Trustee in the event of a request for redemption of Creation Units on Request Day and thereafter until the following Adjustment Day (see “Creation and Redemption of Shares”). In addition to the foregoing adjustments, in the event that there will occur a stock split, stock dividend or reverse split with respect to any Index Security that does not result in an adjustment to the relevant S&P/BNY Mellon ADR Index divisor, the Portfolio Deposit will be adjusted to take account of such stock split, stock dividend or reverse split by applying the stock split, stock dividend or reverse stock split multiple (e.g., in the event of a two-for-one stock split of an Index Security, by doubling the number of shares of such Index Security in the prescribed Portfolio Deposit), in each case rounded to the nearest whole share.

On each Request Day the Trustee calculates the market value of the securities portion of the Portfolio Deposit as in effect on a Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on a Request Day (such market value and Dividend Equivalent Payment are collectively referred to as the “Portfolio Deposit Amount”). The Trustee then calculates the NAV Amount, based on the close of the market on Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the “Balancing Amount.” The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (1) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (2) any variances from the proper composition of the Portfolio Deposit.

Notwithstanding the foregoing, on any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the relevant S&P/BNY Mellon ADR Index divisor to be adjusted after the close of the market on such Business Day,* and (b) no stock split, stock

* The Licensor announces changes in the identity and/or the weighting of the securities in the relevant S&P/BNY Mellon ADR Index to the relevant Fund in advance of the actual change. The announcements are made after the close of trading on such day. In the event that the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, the Portfolio Deposit so constituted will dictate the Index Securities to be delivered in connection with the creation of Shares in Creation Unit size aggregations and upon the redemption of Shares in Creation Unit size aggregations for all purposes hereunder until such time as the securities portion of the Portfolio Deposit is subsequently adjusted. Brokerage commissions incurred by the Trustee in connection with the acquisition of any such Index Securities will be at the expense of a Fund and will affect the value of all Shares.

dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee reserves the right to forego making any adjustment to the Securities portion of the Portfolio Deposit and to use the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee further reserves the right to calculate the adjustment to the number of shares and/or identity of the Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day prior to the Request Day.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to the creation of Shares, the Balancing Amount will increase the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by a creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be added to the cash transferred to a redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to the creation of Shares such amount will decrease the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference will be paid by the Trustee to the creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference will be paid by the redeemer to the Trustee.

DISTRIBUTIONS TO BENEFICIAL OWNERS

The regular quarterly ex-dividend date with respect to net dividends, if any, for each Fund is the first Business Day after the third Friday in each of March, June, September, and December. Quarterly cash distributions, net of fees and expenses, representing dividends accumulated on the securities held by the relevant Fund through the quarterly dividend period, accrued daily for such period, will be distributed to Beneficial Owners on the records of DTC and the DTC Participants as of the second Business Day following the third Friday in each of March, June, September and December. The Trustee may deduct the amount of any tax or other governmental charge from a distribution before making payment.

The Trustee intends to declare special dividends and make additional distributions to the minimum extent necessary to maintain each Funds’ status as a regulated investment company: (i) to distribute the entire annual investment company taxable income of the relevant Fund, plus any net capital gains; and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The additional distributions, if needed, would consist of (a) an increase in the distribution scheduled for January to include any amount by which a Fund’s investment company taxable income and net capital gains as estimated for a year exceeds the amount of a Fund’s taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the relevant Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made. The magnitude of the additional distributions, if any, will depend upon a number of factors, including the level of redemption activity experienced by the relevant Fund. Because substantially all proceeds from the sale of securities in connection with adjustments to the relevant Fund’s Portfolio will have been used to purchase additional shares of Index Securities, the relevant Fund may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee will have to sell shares of the Fund securities sufficient to produce the cash required to make such additional distributions.

The Trustee may vary the frequency with which periodic distributions are made (e.g., from quarterly to semi-annually) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to a Fund. In addition, the Trustee may change the regular ex-dividend date for Shares to another date within the month or quarter if it is determined by the Sponsor and the Trustee, in their discretion, that this would be advantageous to a Fund. Notice of any change will be provided.

EXPENSES OF A FUND

After reflecting waivers and reductions, ordinary operating expenses of each Fund are currently being accrued at an annual rate of 0.30% per year of each Fund’s daily average net assets; future accruals will depend primarily on the level of each Fund’s net assets and the level of Fund expenses. There is no guarantee that each Fund’s ordinary operating expenses will not exceed 0.30% per year and under the Trust Agreement and Indenture such rate may be changed without notice. Therefore, it is possible that, on any day and during any period over the life of each Fund, total fees and expenses of each Fund may exceed 0.30% per year.

The Sponsor has undertaken that, until determined otherwise, the ordinary operating expenses of each Fund as calculated by the Trustee will not exceed an amount which is 0.30% per year of the daily NAV of such Fund. To the extent during such period the ordinary operating expenses of a Fund exceed the 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. Ordinary operating expenses of a Fund will not include taxes, brokerage commissions and such extraordinary non-recurring expenses as may arise, including the cost of any litigation to which a Fund or Trustee may be a party. The Licensor and the Sponsor may be repaid by a Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during such period expenses fall below the 0.30% per year level on any given day.

The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse a Fund so that total expenses of a Fund are reduced, although neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

Under the Trust Agreement and Indenture, the following charges are or may be accrued and paid by a Fund: (a) the Trustee’s fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to Shares; (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect a Fund and the rights and interests of Beneficial Owners of Shares; (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of a Fund without gross negligence, bad faith, willful misconduct or willful malfeasance on its part or reckless disregard of its obligations and duties; (h) expenses incurred in contacting Beneficial Owners of Shares during the life of a Fund and upon termination of a Fund; (i) brokerage commissions and other transactional charges incurred by the Trustee when acquiring or selling Index Securities; and (j) other out-of-pocket expenses of a Fund.

The Trustee has delegated its trading authority to the Sponsor pursuant to the terms of the Trust Agreement and Indenture and the Agency Agreement. Under this delegation, the Sponsor or its affiliates are responsible for, among other things, directing securities transactions to brokers or dealers for execution on behalf of each Fund. Under the terms of the Agency Agreement and the Trust Agreement and Indenture, the Sponsor or its agents are required to direct each Fund’s securities transactions only to brokers or dealers, which may include affiliates of the Trustee, from which the Sponsor expects to receive the best execution of orders. The Sponsor has reviewed the execution services provided under the Agency Agreement and determined that they are consistent with the requirements of that agreement and the Trust Agreement and Indenture.

The Trustee, from its own assets, pays the Sponsor for its services under the Agency Agreement. The amount paid to the Sponsor will not exceed the cost to the Sponsor of providing such services. However, to the extent any fees, expenses and disbursements that are incurred in connection with the services performed by the Sponsor, its affiliates or its agents would constitute fees, expenses or disbursements of each Fund if incurred by the Trustee, such fees, expenses and disbursements will be paid by each Fund pursuant to the terms of the Trust Agreement and Indenture and in accordance with applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Sponsor reserves the right to charge each Fund a special sponsor fee from time to time in reimbursement for certain services it may provide to each Fund which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services.

In addition to the specific expenses discussed above, the following expenses are or may be charged to a Fund: (a) reimbursement to the Sponsor of amounts paid by it to the Licensor in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Shares; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Shares of each Fund (including, but not limited to, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the special sponsor fee and the expenses set forth in items (a), (b) and (c) in this paragraph may be charged to each Fund by the Trustee in an amount equal to the actual costs incurred, but in no case will such charges exceed 0.30% per year of the daily NAV of each Fund.

If the income received by a Fund in the form of dividends and other distributions on the securities in the Fund’s portfolio is insufficient to cover its expenses, the Trustee may make advances to a Fund to cover such expenses, secured by a lien in the Trustee’s favor on the Fund’s assets; otherwise the Trustee may sell securities held in a Fund’s portfolio in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, plus any amounts required by the Federal Reserve Board which are related to such advances, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from: (1) dividend payments or other income of a Fund when such payments or other income is received; (2) the amounts earned or benefits derived by the Trustee on cash held for the benefit of a Fund; and (3) the sale of Securities. In the event that any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Fund Securities to reimburse itself for the amount of such advance and any accrued interest thereon. In addition to adjustments to a Fund’s portfolio from time to time to conform to changes in the composition or weighting of the Index Securities, the Trustee is also ordinarily required to sell a Fund’s Securities to obtain sufficient cash proceeds for the payment of an Invesco BLDRS Index Fund’s fees and expenses at any time that projected annualized fees and expenses accrued on a daily basis exceed projected annualized dividends and other Fund income accrued on a daily basis by more than 1/100th of one percent (0.01%) of the NAV of the relevant Fund.

Whenever the 0.01% threshold is exceeded, the Trustee will sell sufficient Fund Securities to cover such excess by no later than the next occasion it is required to make adjustments to Fund’s portfolio due to a Misweighting unless the Trustee determines in its discretion, that such a sale is unnecessary because the cash to be generated is not needed by the Fund at that time for payment of expense then due or because the Trustee otherwise determines that such sale is not warranted or advisable. At the time of the sales, the Trustee shall first sell a Fund’s Securities that are over weighted as compared to their relative weighting in the relevant S&P/BNY Mellon ADR Index.

BOOK-ENTRY ONLY; NOTICES AND DISTRIBUTIONS

DTC acts as the securities depositary for Shares pursuant to a Depository Agreement with the Trustee. Shares are represented by a single global security (“Global Security”), which is registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC. The Trustee recognizes DTC or its nominee as the owner of all Shares for purposes except as expressly set forth in the Trust Agreement and Indenture. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934 (“Exchange Act”). DTC was created to hold the securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through an electronic book-entry system, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Upon the settlement date of any creation, transfer or redemption of Shares, DTC will credit or debit, on its book-entry registration and transfer system, the amount of Shares so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged will be designated by the Trustee to NSCC, in the case of a creation or redemption through the Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption transacted outside of the Clearing Process. Beneficial Owners will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form thereby impairing the ability of certain investors to acquire beneficial interests in Shares.

References to the registered or record owners of Shares mean Cede & Co., not the Beneficial Owners of Shares. Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holder thereof under the Trust Agreement and Indenture. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its Shares, to exercise any rights under the Trust Agreement and Indenture. The Trustee and the Sponsor understand that under existing industry practice, in the event the Trustee requests any action of a Beneficial Owner, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action or would otherwise act upon the instructions of Beneficial Owners owning through them.

To effect communications with Beneficial Owners, DTC is required to make available to the Trustee upon request and for a fee to be charged to the relevant Fund a listing of the Share holdings of each DTC Participant. The Trustee will inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant; and provide each such DTC Participant with copies of the relevant notice, statement or other communication, in such form, number and at such place as the DTC Participant reasonably requests so that such notice, statement or communication may be transmitted to such Beneficial Owners. In addition, the relevant Fund will pay each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered owner of all Shares. The Trustee and the Sponsor expect that DTC or its nominee, upon receipt of any payment of distributions in respect of Shares, will credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and are the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners.

Under the Depository Agreement, DTC may determine to discontinue providing its service with respect to Shares at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate a Fund.

BUYING AND SELLING SHARES; TRADING INFORMATION

The Shares are listed for secondary trading on NASDAQ. The Shares will trade on NASDAQ and other securities markets. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares will trade at prices that may differ to varying degrees from the daily NAV of the Shares. Given, however, that Shares can be issued and redeemed in Creation Units, the Sponsor believes that large discounts and premiums to NAV should not be sustained for very long.

The Trustee will make available daily a list of the names and the required number of shares of each of the Index Securities in the current Portfolio Deposit. The Sponsor also intends to make available: (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Share; and (b) every 15 seconds throughout the trading day on NASDAQ a number representing, on a per Share basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to NAV, net accumulated dividend, final dividend amount to be paid, Shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on NASDAQ.

AMENDMENTS TO THE TRUST AGREEMENT AND INDENTURE

The Trust Agreement and Indenture can be amended by the Sponsor and the Trustee with the consent of 51% of the Beneficial Owners of the relevant Fund to add provisions to or change or eliminate provisions or to modify the rights of Beneficial Owners. However, the Trust Agreement and Indenture may not be amended without the consent of all of the Beneficial Owners of the relevant Fund if such amendment would: (a) permit, except in accordance with the terms and conditions of the Trust Agreement and Indenture, the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement and Indenture; (b) reduce the interest of any Beneficial Owner in a Fund; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment. Any amendment will be conclusive and binding upon Beneficial Owners and will be binding upon any Shares. The Trust Agreement and Indenture may also be amended, in certain limited circumstances, without the consent of Beneficial Owners. See “The Portfolios.”

If directed by the Sponsor, the Trustee shall, promptly after the execution of any such amendment, receive from the DTC, pursuant to the terms of the Depository Agreement, a list of all DTC Participants holding shares of the Funds. The Trustee shall inquire of each such DTC Participant as to the number of Beneficial Owners for whom such DTC Participant holds shares of the Funds, and provide each such DTC Participant with sufficient copies of a written notice of the substance of such amendment for transmittal by each such DTC Participant to such Beneficial Owners. Notice of any amendment which the Sponsor does not direct to be delivered pursuant to this procedure shall be published on the Sponsor’s website promptly following execution of the amendment and shall be included in the annual report provided to Beneficial Owners.

TERMINATION OF A FUND

The Sponsor has the discretionary right to direct the Trustee to terminate the relevant Fund if at any time after three years following the Initial Date of Deposit such value is less than $350,000,000, adjusted for inflation in accordance with the National Consumer Price Index for All Urban Consumers (“Discretionary Termination Amount”). Any such termination will be at the complete discretion of the Sponsor, and the Sponsor will not be liable in any way for any resulting depreciation or loss. The Trustee does not have power to terminate the Trust Agreement and Indenture or a Fund because the value of the Fund is below the Discretionary Termination Amount. The Trustee will terminate a Fund in the event that the Shares of the relevant Fund are de-listed from NASDAQ. A Fund may also be terminated upon receipt by the Trustee of written notice of the occurrence of any one or more of the following events: (a) by the agreement of the Beneficial Owners of 66 2/3% of the outstanding Shares; (b) DTC is unable or unwilling to continue to perform its functions and a comparable replacement is unavailable; (c) NSCC no longer provides clearance services with respect to the Shares, or the Trustee is no longer a participant in NSCC; (d) the Licensor ceases publishing each relevant S&P/BNY Mellon ADR Index; or (e) the License Agreement is terminated. If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of its duties under the Trust Agreement and Indenture, or if the Sponsor resigns, the Trustee may, in its discretion, in lieu of appointing a successor Sponsor, terminate the relevant Fund. A Fund will terminate on the Mandatory Termination Date. As soon as practicable after notice of termination of a Fund, the Trustee will distribute to redeemers tendering Creation Units prior to the termination date the securities and cash and upon termination of such Fund the Trustee will thereafter sell the remaining securities held in such Fund’s portfolio as provided below.

Written notice of termination, specifying the date of termination, the period during which the assets of the relevant Fund will be liquidated and Creation Units will be redeemed in cash at NAV, and the date determined by the Trustee upon which the books of the Trustee will be closed, will be given by the Trustee to each Beneficial Owner at least twenty (20) days prior to termination of a Fund. Such notice will further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor additional Portfolio Deposits will be accepted and that, as of the date thereof, the portfolio of securities delivered upon redemption will be identical in composition and weighting to the relevant Fund’s portfolio rather than the securities portion of the Portfolio Deposit as in effect on the date request for redemption is made. Within a reasonable period of time after such termination the Trustee will, subject to any applicable provisions of law, sell all of the Fund Securities held in the Fund’s portfolio not already distributed to redeemers of Creation Units, as provided herein, if any, in such a manner so as to effectuate orderly sales and a minimal market impact. The Trustee will not be liable for or responsible in any way for depreciation or loss incurred by reason of any sale or sales. The Trustee may suspend its sales of the relevant Fund’s Shares upon the occurrence of unusual or unforeseen circumstances, including, but not limited to, a suspension in trading of a Index Security, the closing or restriction of trading on a stock exchange, the outbreak of hostilities or the collapse of the economy. Upon receipt of proceeds from the sale of the last security held in the Fund’s portfolio, the Trustee will: (1) pay to itself individually from the Fund an amount equal to the sum of: (a) its accrued compensation for its ordinary services; (b) any reimbursement due to it for its extraordinary services; (c) any advances made but not yet repaid; and (d) any other services and disbursements as provided herein; (2) deduct any and all fees and expenses from the relevant Fund; (3) deduct from the relevant Fund any amounts which it will deem requisite to be set aside as reserves for any applicable taxes or other governmental charges that may be payable out of the relevant Fund; (4) transmit to DTC for distribution each Beneficial Owner’s interest in the remaining assets of a Fund; and (5) disseminate to each Beneficial Owner a final statement as of the date of the computation of the amount distributable to the Beneficial Owners. Dividends to be received by the Fund on securities held in the Fund’s portfolio sold in liquidation will be aggregated and distributed ratably when all such dividends have been received.

CERTAIN MATERIAL FEDERAL INCOME TAX MATTERS

The following discussion sets forth certain material U.S. Federal income tax consequences of ownership and disposition of Shares of a Fund.

For the fiscal year ended September 30, 2019, the Funds believe that they qualified for tax treatment as “regulated investment companies” under Subchapter M of the Code. The Funds intend to continue to so qualify. To qualify for treatment as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, derived with respect to a Fund’s business of investing in stocks, securities or currencies, (b) meet certain diversification tests, and (c) distribute in each year at least the sum of 90% of its investment company taxable income and 90% of its net exempt interest income, if any. If a Fund qualifies as a regulated investment company, subject to certain conditions and requirements, and except as described below, it will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to Beneficial Owners in a timely manner at least ninety-eight percent (98%) of its ordinary taxable income for the calendar year and ninety-eight point two percent (98.2%) of its capital gains for the one year period ending on October 31.

Dividends paid by a Fund from its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) will generally be taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by each Fund as attributable to the receipt by the Fund of “qualified dividend income,” such dividends will be eligible for a special maximum tax rate applicable to non-corporate taxpayers (0%, 15% or 20% depending on a taxpayer’s taxable income). Dividends paid by a Fund will generally not be eligible for the dividends received deduction for Beneficial Owners that are corporations.

Distributions paid by a Fund from the excess of net long-term capital gains over net short-term capital losses are considered “capital gains dividends” regardless of the length of time an investor has owned Shares in the Fund. For non-corporate holders, long-term capital gains are taxed at the specified maximum tax rate mentioned above. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. Investors should note that the regular quarterly dividends paid by a Fund will not be based on the Fund’s investment company taxable income and net capital gain, but rather will be based on the dividends paid with respect to the Depositary Receipts held by the Fund. As a result, a portion of the distributions of a Fund may be treated as a return of capital or a capital gain dividend for federal income tax purposes or a Fund may make additional distributions in excess of the yield performance of the Securities in order to distribute all of its investment company taxable income and net capital gain.

Certain non-corporate taxpayers may be subject to an additional 3.8% net investment income tax on their dividend income, net capital gains and certain other amounts. Affected investors should consult with their own tax advisors about the possible impact of this tax.

Distributions in excess of a Fund’s current or accumulated earnings and profits (as specially computed) generally will be treated as a return of capital for federal income tax purposes and will reduce a Beneficial Owner’s tax basis in the Fund. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Fund. Under certain circumstances, a significant portion of a Fund’s regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding Shares fluctuates significantly, as may occur during the initial years of a Fund. Beneficial Owners will receive annual notification from the Trustee through the DTC Participants as to the tax status of the Fund’s distributions. A distribution paid shortly after a purchase or creation of Shares will be taxable even though in effect it may represent a return of capital.

The sale of Shares of a Fund by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce such taxes. Because more than 50% of the total assets of each Fund will consist of Depositary Receipts with respect to foreign securities, each Fund intends to “pass through” certain foreign income taxes (including withholding taxes) paid by the Fund. This means that Beneficial Owners will be considered to have received, as an additional dividend, their share of such foreign taxes, but, subject to certain conditions, Beneficial Owners may be entitled to either a corresponding tax deduction in calculating their taxable income, or, subject to certain limitations (including special limitations that apply in the case of foreign-source “qualified dividend income”), a credit in calculating federal income tax.

Adverse federal income tax consequences, including potentially a tax liability imposed on the Fund, could arise if a Fund holds Depositary Receipts of an entity that is classified as a “passive foreign investment company” (a “PFIC”) under the Code. In order to avoid such a tax, a Fund may elect to mark-to-market its PFIC holdings each year. Any net appreciation would then be treated as ordinary income.

Alternatively, under certain conditions, a Fund may be able to elect to include in income currently its share of the PFIC’s ordinary earnings and long-term capital gains, whether or not such income was actually distributed by the PFIC. Because it is not always possible to identify an issuer as a PFIC in a timely manner, a Fund may incur the PFIC tax in some instances; the PFIC tax can be quite punitive in its operation.

Under the Code, an in-kind redemption of Shares of a Fund will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming Beneficial Owner. Upon redemption, a Beneficial Owner generally will recognize gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and securities received and its tax basis in the Shares redeemed. Securities received upon redemption (which will be comprised of the securities portion of the Portfolio Deposit in effect on the date of redemption) generally will have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service (“IRS”) may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner’s economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of Shares in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of Shares in a Fund.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes. Beneficial Owners are urged to consult their tax advisors regarding the applicability of such taxes to their particular situations.

Deposit of a Portfolio Deposit with the Trustee in exchange for Shares in a Fund in Creation Unit size aggregations will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event to the depositor under the Code, and a depositor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the depositor’s tax basis therein. The amount realized with respect to a security deposited should be determined by allocating the value on the date of deposit of the Fund Shares received (less any cash paid to the Fund, or plus any cash received from the Fund, in connection with the deposit) among the securities deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by a depositor on the basis that there has been no material change in the depositor’s economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Depositors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the depositor or group of depositors, upon obtaining the Shares ordered, would own eighty percent (80%) or more of the outstanding Shares of the Fund, and if pursuant to Section 351 of the Code such a circumstance would result in the Fund having a basis in the securities deposited different from the market value of such securities on the date of deposit. The Trustee has the right to require information regarding Fund ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Ordinary income dividends to Beneficial Owners who are non-resident aliens or foreign entities will be subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. In addition, distributions attributable to gains from sales of United States real property received by Beneficial Owners who are nonresident aliens may be subject to special withholding rules or may otherwise be treated as ordinary income dividends as discussed in the preceding sentence. If the non-resident Beneficial Owners were to invest directly in the foreign securities held by the Funds, dividends on such securities would not be subject to U.S. withholding tax. Furthermore, the election to “pass-through” foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the non-resident Beneficial Owners will be able to claim any corresponding credit or deduction. Non-resident Beneficial Owners are urged to consult their own tax advisors concerning the applicability of United States withholding tax, as well as United States estate taxes. Beneficial Owners who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares of a Fund or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual Beneficial Owner, the Beneficial Owner is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares of a Fund and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates.

Pursuant to the Foreign Account Tax Compliance Act (“FATCA”), and IRS guidance, each Fund will be required to withhold 30% of income dividends it pays after December 31, 2018, to certain non-U.S. Beneficial Owners that fail to meet certain information reporting or certification requirements. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the gross proceeds of share redemptions; however, based on proposed regulations issued by the IRS on which the Fund may rely, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Those non-U.S. Beneficial Owners include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, (a) an FFI must enter into an information-sharing agreement with the IRS in which it agrees to report identifying information (including name, address, and taxpayer identification number) of the Beneficial Owner’s direct and indirect U.S. owners and (b) an NFFE must provide to the withholding agent a certification and, in certain circumstances, requisite information regarding its substantial U.S. owners, if any. Those non-U.S. Beneficial Owners also may fall into certain exempt, excepted, or deemed compliant categories established by regulations and other guidance. A non-U.S. Beneficial Owner resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the Beneficial Owner and the applicable foreign government comply with the terms of the agreement. A non-U.S. Beneficial Owner that invests in the Fund will need to provide the Fund with documentation properly certifying the Beneficial Owner’s status under FATCA to avoid FATCA withholding. Beneficial Owners are encouraged to consult with their own tax advisors concerning the possible implications of these requirements, particularly if such Beneficial Owners have direct or indirect U.S. owners.

“Backup withholding” will apply to dividends, capital gain distributions, redemptions and sales of Fund Shares unless (a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The rate of such backup withholding is currently 24%. The amount of any backup withholding from a payment to a Beneficial Owner will be allowed as a credit against the holder’s U.S. federal income tax liability and may entitle such holder to a refund from the IRS, provided that the required information is furnished to the IRS.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local, and foreign tax consequences to them of an investment in the Trust, including the effect of possible legislative changes.

ERISA CONSIDERATIONS

In considering the advisability of an investment in a Fund, fiduciaries of pension, profit sharing or other tax-qualified retirement plans and funded welfare plans (collectively, “Plans”) subject to the fiduciary responsibility requirements of Part 4 of Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), should consider, among other things, whether an investment in a Fund (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, (c) is consistent with the prudence and diversification requirements of ERISA, and (d) that the acquisition and holding of Shares does not result in a prohibited transaction (as defined below) that is not exempt under ERISA and Section 4975 of the Code or pursuant to an exemption is issued by the U.S. Department of Labor (“DOL”). Individual retirement account (“IRA”) investors should consider that an IRA may make only such investments as are authorized by the IRA’s governing instruments and that IRAs are subject to the prohibited transaction rules of Section 4975 of the Code.

As described in the preceding paragraph, Part 4 of Title I of ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code prohibit certain transactions (each a “prohibited transaction”) involving “plan assets” between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, “parties in interest” as defined in ERISA or “disqualified persons” as defined in the Code). Purchasers of Shares should be sure that the purchase and holding of the Shares does not involve a prohibited transaction. The fiduciary standards and prohibited transaction rules that apply to a Plan or an IRA will not apply to transactions involving the Trust’s assets because the Trust is an investment company registered under the 1940 Act. As such, the Trust’s assets are not deemed to be “plan assets” under ERISA and DOL regulations by virtue of a Plan’s investment in a Fund.

Employee benefit plans that are government plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA that have not made the election under Section 410(d) of the Code) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes or other applicable law, and fiduciaries of church plans and foreign plans should consider the impact of applicable law, on investments in a Fund and the considerations discussed above, to the extent such considerations apply.

THE TRUSTEE

The Trustee is The Bank of New York Mellon, a corporation organized under the laws of the State of New York with trust powers. The Trustee has a trust office at 2 Hanson Place, 9th Floor, Brooklyn, NY 11217 and its Internal Revenue Service Employer Identification Number is 13-5160382. The Trustee holds each Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. The Trustee may be reimbursed by a Fund for its out-of-pocket expenses relating to its services as Trustee (the Funds will not reimburse expenses of S&P Dow Jones Indices in its capacity as Licensor). The Trustee is subject to supervision and examination by the Federal Reserve Bank of New York and the New York State Department of Financial Services.

For services performed under the Trust Agreement and Indenture, the Trustee is paid by each Fund a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of each Fund, as shown below, such percentage amount to vary depending on the NAV of a Fund. Such compensation is computed on each Business Day on the basis of the NAV of each Fund on such day, and the amount thereof is accrued daily and paid monthly.

TRUSTEE FEE SCALE

NAV of a Fund	Fee as a Percentage of NAV of a Fund
(In U.S. dollars ($))

0-499,999,999	10/100 of 1% per year*

500,000,000-2,499,999,999	8/100 of 1% per year*

2,500,000,000 and above	6/100 of 1% per year*

*	The fee indicated applies to that portion of the NAV of a Fund that falls in the size category indicated.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement and Indenture by executing an instrument of resignation in writing and filing such instrument with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning Shares for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of, and the acceptance by, the successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may remove the Trustee and appoint a successor Trustee as provided in the Trust Agreement and Indenture. The successor Trustee shall mail notice of its appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee’s execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. The Trustee and any successor Trustee must be: (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 66 2/3% of the then outstanding Shares may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement and Indenture limits the Trustee’s liabilities. It provides, among other things, that the Trustee is not liable for: (a) any action taken in good faith reliance on properly executed documents or for the disposition of monies or Fund Securities or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Fund Securities; and (c) any taxes or other governmental charges imposed upon or in respect of Fund Securities or upon the income thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction and the Trustee shall be reimbursed from the Trust for all such taxes and related expenses.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, agents and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or incurred without reckless disregard of such party’s duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

THE SPONSOR

The Sponsor is a registered investment adviser, commodity pool operator and commodity trading advisor with offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. The Sponsor serves as the investment adviser to the Invesco family of U.S. exchange-traded funds and serves as managing owner to a family of U.S. exchange-traded commodity pools, which comprise 251 exchange-traded funds and 11 exchange-traded commodity pools, respectively, with total combined assets in excess of $136.5 billion as of December 31, 2019. In addition, the Sponsor is the sub-adviser to the Invesco Multi-Asset Income Fund, which had assets in excess of $848 million as of December 31, 2019. In addition, as of December 31, 2019, the Sponsor served as sponsor to five U.S. exchange traded funds organized as unit investment trusts (including the Funds) with total assets under management in excess of $87.1 billion and provided advisory services to various Invesco affiliated non-U.S. pooled investment vehicles, including exchange traded funds sponsored or advised by Invesco Advisers, Inc., Invesco Canada, Investment Global Management DAC and Source Investment Management Limited.

On September 18, 2006, INVESCO PLC, now known as Invesco, Ltd., acquired the Sponsor. Invesco, Ltd. and its subsidiaries are an independent global investment management group. Invesco, Ltd. is listed on the New York Stock Exchange with the symbol IVZ.

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell Shares to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of Shares within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement and Indenture and such failure is not cured within fifteen (15) Business Days following receipt of notice from the Trustee, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and Indenture and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor’s execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and Indenture and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement and Indenture or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of Shares.

The Trust Agreement and Indenture provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of Shares for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement and Indenture. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Fund Securities. The Trust Agreement and Indenture further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement and Indenture, including the payment of the costs and expenses of defending against any claim or liability.

As of January 28, 2020, the following persons served as officers or managers of the Sponsor:

Name	Nature of Relationship or Affiliation with Sponsor

Daniel E. Draper	Managing Director and Chief Executive Officer

Annette Lege	Chief Financial Officer

Kelli Gallegos	Principal Financial and Accounting Officer — Pooled Investments

John M. Zerr	Managing Director

Kristie Feinberg	Managing Director

The principal business address for each of the officers and managers listed above is c/o Invesco Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. None of the officers or managers listed above either directly or indirectly owns, controls or holds with power to vote any of the outstanding limited liability company interests of the Sponsor. All of the outstanding limited liability company interests of the Sponsor are owned by Invesco North American Holdings Inc., which is an indirect subsidiary of Invesco Limited. None of the managers or officers of the Sponsor listed above owns, controls or holds with the power to vote any of the outstanding Units of the Trust.

Name	Business Experience

Daniel Draper	Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (2018-present); President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-present); Chief Executive Officer and Principal Executive Officer (2016-present) and Managing Director (2013-present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-present).

Formerly: Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange- Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Name	Business Experience
Annette Lege	Vice President, Invesco Group Services, Inc. and Invesco Holding Company (US), Inc. (2017-present); Director, Invesco (India) Private Limited (2017-present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Invesco Advisers, Inc. (2017-present); Treasurer, Invesco Distributors, Inc. (2011-present); Director, Invesco (Hyderabad) Private Limited (2017-present); Chief Financial Officer and Treasurer, Invesco Investment Services, Inc. and Invesco Management Group, Inc. (2017-present); Chief Accounting Officer and Group Controller, Invesco Ltd.; Vice President, Invesco Finance, Inc. (2017- present); Director, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc., INVESCO Realty, Inc., Invesco Senior Secured Management, Inc. and Invesco Trust Company (2017-present); Chief Financial Officer, Invesco Capital Management, LLC (2017- present); Chief Financial Officer and Treasurer, Stein Roe Investment Counsel, Inc. (2009-present); and Chief Financial Officer and Treasurer, Invesco Investment Advisers LLC (2017-present).

Formerly: Chief Financial Officer, INVESCO National Trust Company (2008-2014); Controller (2007-2015) and Treasurer (2007-2009), Invesco Advisers, Inc.; Vice President, Invesco Mortgage Capital, Inc. (2013-2014); Financial and Operations Principal (2010-2011), Treasurer and Chie Financial Office, Invesco Capital Markets, Inc. (2011-2016); Chief Financial Officer, Invesco Distributors, Inc. (2011-2015); Corporate Controller, Invesco Management Group, Inc. (2004-2017); Vice President, Invesco Finance, Inc. (2017-2017); Controller, Invesco Private Capital, Inc. and INVESCO Private Capital Investments, Inc. (2008-2009); Controller, INVESCO Realty, Inc. and Invesco Senior Secured Management, Inc. (2008-2015); Chief Financial Officer, Invesco Trust Company (2013-2014); Corporate Controller, Van Kampen Exchange Corp (2010-2016); Corporate Controller, Van Kampen Investments, Inc. (2010-2011); and Financial & Operations Principal, Invesco Investment Advisers, LLC (2010-2015).

Name	Business Experience
Kelli Gallegos	Assistant Treasurer, Invesco Specialized Products, LLC (2018-present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-present); Vice President, Principal Financial Officer (2016-present) and Assistant Treasurer (2008-present), The Invesco Funds.

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

John M. Zerr	Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-present); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (2006- present); Director (2007-present) and Vice President (2006-present), Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, The Invesco Funds (2006-present); Managing Director, Invesco Capital Management LLC (2006-present); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) (2010-present); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) (2010-present); Manager, Invesco Indexing LLC (2017-present); Manager, Invesco Specialized Products, LLC

Name	Business Experience
(2018-present); Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent).

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (2006-2018); Chief Legal Officer and Secretary, The Invesco Funds (2006-2018); Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) (2010-2018); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) (2010-2018); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2010-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp. (2010-2016); Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (2006-2010); Director and Vice President, INVESCO Funds Group, Inc. (2006-2016); Director and Vice President, Van Kampen Advisors Inc. (2010-2011); Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc. (2010-2011); Director and

Name	Business Experience
Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (2007-2010); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. (2006-2009) and Van Kampen Investments Inc. (2010-2011); Director, Vice President and Secretary, Fund Management Company (2006-2007); Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc. (2006-2009); Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser).

Kristie Feinberg

Chief Financial Officer of the Americas, Invesco Ltd. (2019-present); Manager, Invesco Specialized Products, LLC (2019-Present); Managing Director, Invesco Capital Management LLC (2019-present); Assistant Secretary and Senior Vice President, Oppenheimer Acquisition Corp. (2019-present); Chief Financial Officer and Treasurer, Harbourview Asset Management Corporation, Index Management Solutions LLC, Invesco Managed Accounts, LLC, OFI Private Investments, Inc., OppenheimerFunds, Inc., Shareholder Services, Inc., SNW Asset Management Corporation, Trinity Investment Management Corporation (2019-present); Senior Vice President, Invesco Advisers, Inc. (2019-present); Director, OFI International Funds, and Chief Financial Officer, OppenheimerFunds Distributor, Inc. (2019-present).

Formerly: Senior Vice President and Corporate Treasurer, OFI Global Asset Management, Inc. (2001-2019) (an investment adviser).

INDEX LICENSE

The Sponsor pays an annual licensing fee to the Licensor equal to 6/100th of one percent of the aggregate net assets of each Fund, and is reimbursed by each Fund for such payment. The Licensor will work closely with the Sponsor and the Distributor to foster the success of the Funds and expects to commit financial and management resources to the initial and ongoing marketing of the Shares. The Licensor has agreed to waive licensing fees in certain circumstances. See “Expenses of a Fund.”

SELECTION CRITERIA, CONSTRUCTION AND MAINTENANCE STANDARDS

FOR THE S&P/BNY MELLON ADR INDEXES

The S&P/BNY Mellon ADR Indexes are subindexes of the S&P/BNY Mellon ADR Composite Index, which is a composite of all Depositary Receipts in American, GDR, New York share, or Global Share form that are listed for trading on NASDAQ, the NYSE, and the NYSE American, subject to eligibility requirements as stated below.

The Licensor makes additions to and removals from each S&P/BNY Mellon ADR Index by applying specific criteria as set out in the S&P/BNY Mellon ADR Indexes’ respective index methodologies, which are described generally below.

The S&P/BNY Mellon ADR Indexes are capped market capitalization weighted, using an index formula based upon the aggregate of prices times share quantities. All of the S&P/BNY Mellon ADR Indexes are denominated in U.S. dollars and are calculated on a price only and net return basis, with the reinvestment of dividends generally as of the ex-dividend date.

The S&P/BNY Mellon ADR Indexes are ordinarily calculated every business day on which the U.S. stock exchanges are open for trading, regardless of regular trading in local markets.

To be eligible for inclusion in the S&P/BNY Mellon ADR Indexes, a security must have:

(1) a minimum $100,000 three month average daily U.S Dollar trading volume on the primary exchange of the ADR, (2) $1 million minimum three month average daily U.S. Dollar trading volume in the combined global markets. Combined global market volume includes ADR volume in the United States, including the primary exchange volume and volume from the local ordinary share for which the ADR represents and (3) free-float adjusted market capitalization greater than or equal to $250 million in U.S. Dollars.

Component Depositary Receipts are reviewed quarterly (“Quarterly Review”). During the Quarterly Review, current components (current “members” of the Indexes) are retained provided that the above eligibility requirements are met and provided that the free float adjusted market capitalization of the smallest member is no more than 5% lower than that of the largest eligible non-member not included in the indexes. Otherwise, the smallest component is replaced with the largest eligible non-member. The process continues with the second smallest current member compared to the second largest eligible non-member, and so on. Moreover, if at any time during the period, a member of one of the Indexes is dropped, the security will be replaced by the largest eligible non-member. For the S&P/BNY Mellon Europe Select ADR Index (USD), all stocks meeting the eligibility criteria are selected for index inclusion.

The S&P/BNY Mellon ADR Indices will be reviewed quarterly and all changes will be implemented at the open of the first trading day following the third Friday in March, June, September and December. As stated, the S&P/BNY Mellon ADR Indexes are market capitalization weighted. Current market capitalization weights of the index components are subject to adjustment by quarterly index weight rebalancings as described below:

1. If any company has a weight greater than 20%, the weight is capped at 20%.

2. All excess weight is proportionally redistributed to all uncapped companies within the relevant index.

3. The process repeats iteratively until no company exceeds the 20% weight cap.

4. The sum of the companies with weights greater than 4.5% cannot exceed 45% of the total index weight.

5. If the rule in step 4 is breached, all companies are ranked in descending order by float-adjusted market capitalization (FMC) weight. The first company that causes the 45% limit to be breached has its weight reduced to 4.5%.

6. This excess weight is proportionally redistributed to all companies with weights below 4.5%. This is repeated iteratively until step 5 is satisfied.

The S&P/BNY Mellon ADR Indexes are monitored and maintained to account for company additions and deletions, share changes and corporate actions (such as stock splits, stock dividends, spin-offs, etc.) Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the Depositary Receipts prices of companies in the S&P/BNY Mellon ADR Indexes. Such corporate actions, which require no adjustment to an S&P/BNY Mellon ADR Index divisor, will be implemented prior to the opening of trading on the effective date of the corporate action.

Other corporate actions, such as share issuances that change the market capitalization, may require an adjustment to the index divisor. Index divisor adjustments are ordinarily made to avoid index discontinuity due to adjustments made for corporate actions. Divisor adjustments are ordinarily made after the calculation of the closing value of the S&P/BNY Mellon ADR Indexes, and prior to the opening of trading on the effective date of such corporate actions. Constituent component Depositary Receipts that have share changes less than 5% will be adjusted on a quarterly basis along with the Quarterly Review mentioned above. Depositary Receipts with share changes that affect outstanding shares by greater than or equal to 5% will be adjusted prior to the opening of trading on the date of effectiveness of the share change or during a weekly sweep of public information.

Types of Depositary Receipt Facilities

Companies have a choice of four types of Depositary Receipt facilities: unsponsored and three levels of sponsored Depositary Receipts. Unsponsored Depositary Receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored Depositary Receipts are issued by one depositary appointed by the company under a Deposit Agreement or service contract.

Sponsored Level I Depositary Receipts

Although no Fund holds any Level I Depositary Receipts, Level I Depositary Receipts are traded in the U.S. over-the-counter market and on some exchanges outside the United States. The company does not have to comply with U.S. generally accepted accounting principles (“GAAP”) or full SEC disclosure.

All sponsored Depositary Receipts within the S&P/BNY Mellon ADR Indexes are either Level II or Level III Depositary Receipts.

Sponsored Level II and Level III Depositary Receipts

Companies that wish to list their securities on an exchange in the United States use sponsored Level II or Level III Depositary Receipts, respectively. These types of Depositary Receipts can also be listed on some exchanges outside the United States. Each level requires different SEC registration and reporting, plus adherence to GAAP. The companies must also meet the listing requirements of the national exchange or market (NASDAQ, NYSE, or NYSE American), whichever it chooses.

S&P/BNY MELLON ADR INDEX CALCULATION AND DISSEMINATION

The following table indicates turnover in the components of the S&P/BNY Mellon ADR Indexes during the period beginning April 12, 2001 (the date each S&P/BNY Mellon ADR Index was first calculated) and ending on September 30, 2019.

S&P/BNY Mellon Asia 50 ADR Index (USD)	260%

S&P/BNY Mellon Developed Markets 100 ADR Index (USD)	208%

S&P/BNY Mellon Emerging 50 ADR Index (USD)	393%

S&P/BNY Mellon Europe Select ADR Index (USD)	197%

The S&P/BNY Mellon Asia 50 ADR Index (USD)

General Background

The S&P/BNY Mellon Asia 50 ADR Index (USD) is intended to give investors a benchmark for tracking the price and yield performance of Depositary Receipts from the Asian market. A list of the 50 component

Depositary Receipts included in the S&P/BNY Mellon Asia 50 ADR Index (USD) as of September 30, 2019 and the sector groups comprising the S&P/BNY Mellon Asia 50 ADR Index (USD) as of September 30, 2019 is included below.

Company Depository Receipts	Sector

58.Com Inc	General Retailers

Alibaba Group Holding Ltd	General Retailers

ASE Technology Holding Co Ltd	Technology Hardware & Equipment

Autohome Inc	Software & Computer Services

Baidu Inc	Software & Computer Services

BeiGene Ltd	Pharmaceuticals & Biotechnology

BHP Group Ltd	Mining

Canon Inc	Technology Hardware & Equipment

China Life Insurance Co Ltd	Life Insurance

China Mobile Ltd.	Mobile Telecommunications

China Petroleum & Chemical Corp	Oil & Gas Producers

China Telecom Corporation Ltd.	Fixed Line Telecommunications

China Unicom (Hong Kong) Ltd.	Mobile Telecommunications

Chunghwa Telecom Co Ltd.	Fixed Line Telecommunications

CNOOC Ltd.	Oil & Gas Producers

Ctrip.com International.	Travel & Leisure

HDFC Bank Ltd.	Banks

Honda Motor Co Ltd	Automobiles & Parts

Huazhu Group Limited	Travel & Leisure

Icici Bank Ltd	Banks

Infosys Limited	Software & Computer Services

JD.com Inc	General Retailers

KB Financial Group Inc.	Banks

Korea Electric Power Corp	Electricity

Melco Resorts & Entertainment Ltd	Travel & Leisure

Mitsubishi UFJ Financial Group Inc	Banks

Mizuho Financial Group Inc	Banks

Momo Inc	Software & Computer Services

NetEase Inc	Software & Computer Services

New Oriental Education & Technology Group Inc	General Retailers

Nomura Holdings Inc	Financial Services

PetroChina Co Ltd	Oil & Gas Producers

POSCO	Industrial Metals & Mining

Sea Ltd	Software & Computer Services

Shinhan Financial Group Co Ltd	Banks

SK Telecom Co Ltd	Mobile Telecommunications

Sony Corp	Leisure Goods

Sumitomo Mitsui Financial Group Inc	Banks

Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment

Takeda Pharmaceutical Co Ltd	Pharmaceuticals & Biotechnology

TAL Education Group	General Retailers

Company Depository Receipts	Sector

Telekomunikasi Indonesia Persero Tbk PT	Fixed Line Telecommunications

Toyota Motor Corp	Automobiles & Parts

United Microelectronics Corp	Technology Hardware & Equipment

Vedanta Ltd	Industrial Metals & Mining

Vipshop Holdings Ltd	General Retailers

Westpac Banking Corp	Banks

Wipro Corp Ltd	Software & Computer Services

Woori Financial Group Inc	Banks

ZTO Express (Cayman) Inc	Industrial Transportation

Total Market Capitalization	$1,646,732,714,927

Number of Constituents	50

Percent of Ten Largest Constituents	64.91%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Alibaba Group Holding Ltd	$256,879,307,252.40	15.60%	15.60%

Taiwan Semiconductor Manufacturing Co Ltd	$175,965,633,110.40	10.69%	26.29%

Toyota Motor Corp	$175,536,240,408.00	10.66%	36.94%

HDFC Bank Ltd	$76,473,984,650.00	4.64%	41.59%

Sony Corp	$75,198,222,720.00	4.57%	46.16%

BHP Group Ltd	$72,671,113,980.00	4.41%	50.57%

Westpac Banking Corp	$68,661,592,030.00	4.17%	54.74%

Mitsubishi UFJ Financial Group Inc	$65,960,662,846.00	4.01%	58.74%

Takeda Pharmaceutical Co Ltd	$54,226,680,800.00	3.29%	62.04%

Honda Motor Co Ltd	$47,242,042,240.00	2.87%	64.91%

Total	$1,068,815,480,036.80	64.91%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$350,861,808,150.10	21.31%	21.31%
General Retailers	$315,033,191,313.20	19.13%	40.44%
Automobiles & Parts	$222,778,282,648.00	13.53%	53.97%
Technology Hardware & Equipment	$215,918,605,468.40	13.11%	67.08%
Software & Computer Services	$110,263,592,604.40	6.70%	73.77%
Leisure Goods	$75,198,222,720.00	4.57%	78.34%
Mining	$72,671,113,980.00	4.41%	82.75%
Pharmaceuticals & Biotechnology	$58,716,112,159.40	3.57%	86.32%
Mobile Telecommunications	$58,488,056,391.20	3.55%	89.87%

Oil & Gas Producers	$50,168,011,640.00	3.05%	92.92%

Total	$1,530,096,997,074.70	92.92%

The S&P/BNY Mellon Developed Markets 100 ADR Index (USD)

General Background

The S&P/BNY Mellon Developed Markets 100 ADR Index (USD) is intended to give investors a benchmark for tracking the price and yield performance of Developed Markets Depositary Receipts. A list of the 81 component Depositary Receipts included in the S&P/BNY Mellon Developed Markets 100 ADR Index (USD) as of September 30, 2019 and the sector groups comprising the S&P/BNY Mellon Developed Markets 100 ADR Index (USD) as of September 30, 2019 is included below.

Component Depository Receipts	Sector

ABB Ltd	Industrial Engineering

Aegon NV	Life Insurance

Amarin Corp PLC	Pharmaceuticals & Biotechnology

Anheuser Busch Inbev SA/NV	Beverages

ArcelorMittal Inc	Industrial Metals & Mining

Argenx SE	Pharmaceuticals & Biotechnology

Ascendis Pharma A/S	Pharmaceuticals & Biotechnology

ASML Holding NV	Technology Hardware & Equipment

AstraZeneca PLC	Pharmaceuticals & Biotechnology

Banco Bilbao Vizcaya Argentaria SA	Banks

Banco Santander SA	Banks

Barclays PLC	Banks

BHP Group Ltd	Mining

BHP Group PLC	Mining

BP PLC	Oil & Gas Producers

British American Tobacco PLC	Tobacco

Canon Inc	Technology Hardware & Equipment

Carnival PLC	Travel & Leisure

Cellectis	Pharmaceuticals & Biotechnology

Credit Suisse Group AG	Banks

CRH PLC	Construction & Materials

Criteo SA	Software & Computer Services

Deutsche Bank AG	Banks

Diageo PLC	Beverages

ENI SpA	Oil & Gas Producers

Equinor ASA	Oil & Gas Producers

Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment

Fresenius Medical Care AG & Co KGaA	Health Care Equipment & Services

Galapagos NV	Pharmaceuticals & Biotechnology

Genfit	Pharmaceuticals & Biotechnology

GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology

Grifols SA	Pharmaceuticals & Biotechnology

GW Pharmaceuticals PLC	Pharmaceuticals & Biotechnology

Honda Motor Co Ltd	Automobiles & Parts

HSBC Holdings PLC	Banks

Hutchison China MediTech Ltd	Pharmaceuticals & Biotechnology

Component Depository Receipts	Sector

ING Groep NV	Banks

InterContinental Hotels Group PLC	Travel & Leisure

Koninklijke Philips NV	Healthcare Equipment & Services

LINE Corp	Software & Computer Services

Lloyds Banking Group PLC	Banks

Logitech International SA	Technology Hardware & Equipment

Melco Resorts and Entertainment Ltd	Travel & Leisure

Mitsubishi UFJ Financial Group Inc	Banks

Mizuho Financial Group Inc	Banks

MorphoSys AG	Pharmaceuticals & Biotechnology

National Grid PLC	Gas, Water & Multiutilities

Nice Ltd	Technology Hardware & Equipment

Nokia Corp	Technology Hardware & Equipment

Nomura Holdings Inc	Financial Services

Novartis AG	Pharmaceuticals & Biotechnology

Novo Nordisk A/S	Pharmaceuticals & Biotechnology

Orange SA	Fixed Line Telecommunications

Pearson PLC	Media

Prudential PLC	Life Insurance

RELX PLC	Media

Rio Tinto PLC	Mining

Royal Bank of Scotland Group PLC	Banks

Royal Dutch Shell PLC A	Oil & Gas Producers

Royal Dutch Shell PLC B	Oil & Gas Producers

Ryanair Holdings PLC	Travel & Leisure

Sanofi	Pharmaceuticals & Biotechnology

SAP SE	Software & Computer Services

Sea Ltd	Software & Computer Services

Smith & Nephew PLC	Health Care Equipment & Services

Sony Corp	Leisure Goods

STMicroelectronics NV	Technology Hardware & Equipment

Sumitomo Mitsui Financial Group	Banks

Takeda Pharmaceutical Co Ltd	Pharmaceuticals & Biotechnology

Talend SA	Software & Computer Services

Telefonica SA	Fixed Line Telecommunications

Tenaris SA	Industrial Metals & Mining

Teva Pharmaceutical Industries Ltd	Pharmaceuticals & Biotechnology

TOTAL SA	Oil & Gas Producers

Toyota Motor Corp	Automobiles & Parts

UBS Group AG	Banks

Unilever PLC	Personal Goods

Unilever NV	Personal Goods

Vodafone Group PLC	Mobile Telecommunications

Component Depository Receipts	Sector

Westpac Banking Corp	Banks

WPP PLC	Media

Total Market Capitalization	$3,713,011,723.976

Number of Constituents	81

Percent of Ten Largest Constituents	37.78%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Novartis AG	$221,649,312,500.00	5.97%	5.97%

Toyota Motor Corp	$175,536,240,408.00	4.73%	10.70%

HSBC Holdings PLC	$157,383,959,010.00	4.24%	14.94%

TOTAL SA	$131,330,641,000.00	3.54%	18.47%

BP PLC	$128,098,850,262.80	3.45%	21.92%

SAP SE	$127,427,314,502.40	3.43%	25.35%

Royal Dutch Shell PLC A	$125,786,284,250.00	3.39%	28.74%

AstraZeneca PLC	$116,931,801,780.00	3.15%	31.89%

Royal Dutch Shell PLC B	$112,177,365,600.00	3.02%	34.91%

GlaxoSmithKline PLC	$106,527,534,814.80	2.87%	37.78%

Total	$1,402,849,304,128.00	37.78%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Pharmaceuticals & Biotechnology	$733,267,827,993.60	19.75%	19.75%

Banks	$696,203,257,542.00	18.75%	38.50%

Oil & Gas Producers	$557,053,652,232.30	15.00%	53.50%

Automobiles & Parts	$222,778,282,648.00	6.00%	59.50%

Technology Hardware & Equipment	$212,647,103,381.00	5.73%	65.23%

Beverages	$177,414,520,684.40	4.78%	70.01%

Mining	$169,768,183,000.80	4.57%	74.58%

Personal Goods	$162,898,935,440.00	4.39%	78.97%

Software & Computer Services	$137,428,320,178.40	3.70%	82.67%

Tobacco	$84,481,178,796.00	2.28%	84.94%

Total	$3,153,941,261,896.50	84.94%

The S&P/BNY Mellon Emerging 50 ADR Index (USD)

General Background

The S&P/BNY Mellon Emerging 50 ADR Index (USD) is intended to give investors a benchmark for tracking the price and yield performance of Emerging Markets Depositary Receipts. A list of the 50 component Depositary Receipts included in the S&P/BNY Mellon Emerging 50 ADR Index (USD) as of September 30,

2019 and the sector groups comprising the S&P/BNY Mellon Emerging 50 ADR Index (USD) as of September 30, 2019 is included below.

Component Depository Receipts	Sector

58.com Inc	General Retailers

Alibaba Group Holding Ltd	General Retailers

Ambev SA	Beverages

America Movil SAB de CV	Mobile Telecommunications

AngloGold Ashanti Ltd	Mining

ASE Technology Holding Co Ltd	Technology Hardware & Equipment

Autohome Inc	Software & Computer Services

Baidu Inc.	Software & Computer Services

Banco Bradesco SA	Banks

Banco de Chile	Banks

BanColombia SA	Banks

BeiGene Ltd	Pharmaceuticals & Biotechnology

BRF SA	Food Producers

Cemex SAB de CV	Construction & Materials

China Life Insurance Co Ltd	Life Insurance

China Mobile Ltd.	Mobile Telecommunications

China Petroleum & Chemical Corp	Oil & Gas Producers

China Telecom Corp Ltd.	Fixed Line Telecommunications

China Unicom (Hong Kong) Ltd.	Mobile Telecommunications

Chunghwa Telecom Co. Ltd.	Fixed Line Telecommunications

CNOOC Ltd.	Oil & Gas Producers

Ctrip.com International	Travel & Leisure

Enel Americas SA	Electricity

Fomento Economico Mexico SAB de CV	Beverages

HDFC Bank Ltd.	Banks

ICICI Bank Ltd.	Banks

Infosys Limited	Software & Computer Services

Itau Unibanco Holding SA	Banks

JD.com Inc	General Retailers

KB Financial Group Inc.	Banks

Korea Electric Power Corp	Electricity

Momo Inc	Software & Computer Services

NetEase Inc	Software & Computer Services

New Oriental Education & Technology Group Inc	General Retailers

PetroChina Co Ltd	Oil & Gas Producers

Petroleo Brasileiro SA	Oil & Gas Producers

Petroleo Brasileiro SA Pref	Oil & Gas Producers

POSCO	Industrial Metals & Mining

Sasol Ltd	Chemicals

Shinhan Financial Group Co Ltd	Banks

SK Telecom Co Ltd	Mobile Telecommunications

Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment

TAL Education Group	General Retailers

Component Depository Receipts	Sector

Telefonica Brasil SA Pref	Fixed Line Telecommunications

Telekomunikasi Indonesia Persero Tbk PT	Fixed Line Telecommunications

United Microelectronics Corp	Technology Hardware & Equipment

Vale SA	Industrial Metals & Mining

Wipro Ltd	Software & Computer Services

Woori Bank	Banks

ZTO Express Cayman Inc	Industrial Transportation

Total Market Capitalization	$1,204,546,751,633

Number of Constituents	50

Percent of Ten Largest Constituents	63.11%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Alibaba Group Holding Ltd	$245,915,556,262.54	20.42%	20.42%

Taiwan Semiconductor Manufacturing Co Ltd	$177,949,026,151.14	14.77%	35.19%

HDFC Bank Ltd	$77,335,959,606.54	6.42%	41.61%

China Mobile Ltd	$46,290,946,179.24	3.84%	45.45%

Infosys Ltd	$42,965,007,461.08	3.57%	49.02%

Itau Unibanco Holding SA	$41,212,909,329.42	3.42%	52.44%

Vale SA	$36,873,868,079.24	3.06%	55.50%

Banco Bradesco SA	$33,189,715,671.46	2.76%	58.26%

Petroleo Brasileiro SA Pref	$29,776,224,577.91	2.47%	60.73%

Baidu Inc	$28,736,515,675.09	2.39%	63.11%

Total	$760,245,728,993.66	63.11%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

General Retailers	$301,294,185,412.08	25.01%	25.01%

Banks	$218,138,520,909.62	18.11%	43.12%

Technology Hardware & Equipment	$189,181,906,095.98	15.71%	58.83%

Software & Computer Services	$105,343,997,287.03	8.75%	67.57%

Oil & Gas Producers	$100,112,812,925.12	8.31%	75.89%

Mobile Telecommunications	$76,680,530,580.95	6.37%	82.25%

Industrial Metals & Mining	$50,346,061,215.40	4.18%	86.43%

Fixed Line Telecommunications	$40,108,979,485.77	3.33%	89.76%

Beverages	$37,789,679,060.90	3.14%	92.90%

Life Insurance	$17,337,710,711.99	1.44%	94.34%

Total	$1,136,334,383,684.83	94.34%

The S&P/BNY Mellon Europe Select ADR Index (USD)

General Background

The S&P/BNY Mellon Europe Select ADR Index (USD) is intended to give investors a benchmark for tracking the price and yield performance of European Depositary Receipts. A list of the 69 component Depositary Receipts included in the S&P/BNY Mellon Europe Select ADR Index (USD) as of September 30, 2019 and the sector groups comprising the S&P/BNY Mellon Europe Select ADR Index (USD) as of September 30, 2019 is included below.

Component Depository Receipts	Sector

ABB Ltd	Industrial Engineering

Aegon NV	Life Insurance

Amarin Corp PLC	Pharmaceuticals & Biotechnology

Anheuser-Busch Inbev SA/NV	Beverages

ArcelorMittal	Industrial Metals & Mining

Argenx SE	Pharmaceuticals & Biotechnology

Ascendis Pharma A/S	Pharmaceuticals & Biotechnology

ASML Holding NV	Technology Hardware & Equipment

AstraZeneca PLC	Pharmaceuticals & Biotechnology

Banco Bilbao Vizcaya Argentaria SA	Banks

Banco Santander SA	Banks

Barclays PLC	Banks

BHP Group PLC	Mining

BP PLC	Oil & Gas Producers

British American Tobacco PLC	Tobacco

Carnival PLC	Travel & Leisure

Cellectis	Pharmaceuticals & Biotechnology

Credit Suisse Group AG	Banks

CRH PLC	Construction & Materials

Criteo SA	Software & Computer Services

Deutsche Bank AG	Banks

Diageo Plc	Beverages

Eni SpA	Oil & Gas Producers

Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment

Equinor ASA	Oil & Gas Producers

Fresenius Medical Care AG & Co. KGaA	Health Care Equipment & Services

Galapagos NV	Pharmaceuticals & Biotechnology

Genfit	Pharmaceuticals & Biotechnology

GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology

Grifols SA	Pharmaceuticals & Biotechnology

GW Pharmaceuticals PLC	Pharmaceuticals & Biotechnology

HSBC Holdings PLC	Banks

ING Groep NV	Banks

InterContinental Hotels Group PLC	Travel & Leisure

Koninklijke Philips NV	Healthcare Equipment & Services

Lloyds Banking Group PLC	Banks

Component Depository Receipts	Sector

Logitech International SA	Technology Hardware & Equipment

Mobile TeleSystems PJSC	Mobile Telecommunications

MorphoSys AG	Pharmaceuticals & Biotechnology

National Grid PLC	Gas, Water & Multiutilities

Nice Ltd	Technology Hardware & Equipment

Nokia Corp	Technology Hardware & Equipment

Novartis AG	Pharmaceuticals & Biotechnology

Novo Nordisk A/S	Pharmaceuticals & Biotechnology

Orange SA	Fixed Line Telecommunications

Pearson PLC	Media

Prudential PLC	Life Insurance

QIWI plc	Financial Services

RELX PLC	Media

Rio Tinto PLC	Mining

Royal Bank of Scotland Group PLC	Banks

Royal Dutch Shell PLC A	Oil & Gas Producers

Royal Dutch Shell PLC B	Oil & Gas Producers

Ryanair Holdings PLC	Travel & Leisure

Sanofi	Pharmaceuticals & Biotechnology

SAP SE	Software & Computer Services

Smith & Nephew PLC	Health Care Equipment & Services

STMicroelectronics NV	Technology Hardware & Equipment

Talend SA	Software & Computer Services

Telefonica SA	Fixed Line Telecommunications

Tenaris SA	Industrial Metals & Mining

Teva Pharmaceutical Industries Ltd	Pharmaceuticals & Biotechnology

TOTAL SA	Oil & Gas Producers

UBS Group AG	Banks

Unilever PLC	Personal Goods

Unilever NV	Personal Goods

VEON Ltd	Mobile Telecommunications

Vodafone Group PLC	Mobile Telecommunications

WPP PLC	Media

Total Market Capitalization	$3,017,215,020,691

Number of Constituents	69

Percent of Ten Largest Constituents	44.20%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Novartis AG	$221,649,312,500.00	7.35%	7.35%

HSBC Holdings PLC	$157,383,959,010.00	5.22%	12.56%

TOTAL SA	$131,330,641,000.00	4.35%	16.92%

BP PLC	$128,098,850,262.80	4.25%	21.16%

SAP SE	$127,427,314,502.40	4.22%	25.38%

Royal Dutch Shell PLC A	$125,786,284,250.00	4.17%	29.55%

AstraZeneca PLC	$116,931,801,780.00	3.88%	33.43%

Royal Dutch Shell PLC B	$112,177,365,600.00	3.72%	37.15%

GlaxoSmithKline PLC	$106,527,534,814.80	3.53%	40.68%

Sanofi	$106,230,633,345.20	3.52%	44.20%

Total	$1,333,543,697,065.20	44.20%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Pharmaceuticals & Biotechnology	$677,950,762,825.60	22.47%	22.47%

Oil & Gas Producers	$557,053,652,232.30	18.46%	40.93%

Banks	$475,641,032,766.00	15.76%	56.70%

Technology Hardware & Equipment	$183,801,810,980.00	6.09%	62.79%

Beverages	$177,414,520,684.40	5.88%	68.67%

Personal Goods	$162,898,935,440.00	5.40%	74.07%

Software & Computer Services	$129,343,207,624.40	4.29%	78.35%

Mining	$97,097,069,020.80	3.22%	81.57%

Tobacco	$84,481,178,796.00	2.80%	84.37%

Health Care Equipment & Services	$77,439,428,056.40	2.57%	86.94%

Total	$2,623,121,598,425.90	86.94%

The information contained herein regarding the S&P/BNY Mellon ADR Indexes, securities markets and DTC was obtained from publicly available sources.

Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) (except that S&P retain the rights in its trademarks embedded in such trademarks). Such marks have been licensed by S&P Dow Jones Indices and sublicensed for certain purposes to the Sponsor.

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and has been licensed for use by S&P Dow Jones Indices and sublicensed for certain purposes by the Sponsor. S&P/BNY Mellon Asia 50 ADR Index (USD), S&P/BNY Mellon Developed Markets 100 ADR Index (USD), S&P/BNY Mellon Emerging 50 ADR Index (USD) and S&P/BNY Mellon Europe Select ADR Index (USD) (for purposes of this sub-section collectively, the “S&P/BNY ADR Indices”) are products of S&P Dow Jones Indices, and have been licensed for use by the Sponsor pursuant to an assignment of the License Agreement between The Bank of New York Mellon and the predecessor to the Sponsor dated as of November 8, 2002.

The Invesco BLDRS Index Funds Trust, Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco

BLDRS Europe Select ADR Index Fund (for purposes of this sub-section, collectively, the “Funds”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices or its affiliates. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds, the Sponsor, any Distributor or promoter of the Fund, or the Trustee or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P/BNY ADR Indices to track general market performance. The S&P/BNY ADR Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Funds, the Sponsor, any Distributor or promoter of the Fund, or the Trustee or the Funds. S&P Dow Jones Indices has no obligation to take the needs of the Sponsor or the owners of the Funds into consideration in determining, composing or calculating the S&P/BNY ADR Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are converted into cash, cash surrendered, redeemed, etc. as applicable. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P/BNY ADR Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P/BNY ADR INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE S&P/BNY ADR INDICES. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P/BNY ADR INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE SPONSOR, OTHER THAN THE LICENSORS OF S&P/BNY ADR INDICES.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF THE BANK OF NEW YORK MELLON, S&P DOW JONES INDICES AND INVESCO

The Depositary Receipts included in each S&P/BNY Mellon ADR Index are selected by S&P Dow Jones Indices from the universe of companies represented by the S&P/BNY Mellon ADR Composite Index. S&P Dow Jones Indices also acts as “index calculation agent” in connection with the calculation and dissemination of each S&P/BNY Mellon ADR Index.

Neither The Bank of New York Mellon nor S&P Dow Jones Indices sponsor, endorse, sell or promote the Shares.

Neither The Bank of New York Mellon, S&P Dow Jones Indices nor the Sponsor make any representation or warranty, express or implied, to the Beneficial Owners of Shares of a Fund or any member of the public regarding the ability of a Fund to track the performance of its benchmark. Additionally, The Bank of New York Mellon does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

The Bank of New York Mellon’s only relationship to S&P Dow Jones Indices is the licensing of certain trademarks and trade names, including BNY Mellon®, a registered trademark of The Bank of New York Mellon, a Third Party Licensor of S&P. The S&P/BNY Mellon ADR Indexes were originally created and published by The Bank of New York Mellon under a different name with S&P Dow Jones Indices serving as calculation agent. Effective April 1, 2019, S&P Dow Jones Indices has acquired the ownership rights to these indices and now calculates, administrates, and distributes them.

SHARES AND REPORTS

The Invesco BLDRS Index Funds Trust is currently comprised of four (4) Funds. Each Fund is created by an Indenture to the Trust Agreement which, while incorporating all or substantially all of the terms of the Trust Agreement, supplements the Trust Agreement with specific information regarding each Fund. Each Fund issues Shares of beneficial interest, par value $.001 per Share. The Sponsor may designate additional Funds.

Owners of Shares may sell them in the secondary market, but must accumulate enough Shares to constitute a full Creation Unit in order to redeem through the Trust in accordance with the procedures set out in this prospectus. The death or incapacity of any owner of Shares does not operate to terminate the Trust nor entitle such owner’s legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Owners of Shares shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

The Trustee will make, or cause to be made, such annual or other reports and file such documents as it is advised by counsel or independent auditors employed by it as are required for each Fund by the 1933 Act, the Exchange Act and the 1940 Act, and will make or cause to be made such elections and file such tax returns as it is advised by counsel or independent auditors employed by it as are from time to time required under any applicable state or federal statute or rule or regulation there under, in particular, for the continuing qualification of each Fund as a regulated investment company. Each Fund’s fiscal year ends on September 30 and may be changed from time to time by the Trustee and the Sponsor without consent of the Beneficial Owners.

RESTRICTIONS ON PURCHASES BY INVESTMENT COMPANIES

Purchases of the Shares by registered investment companies are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. On February 27, 2007, the Commission issued an order that permits registered investment companies to invest in Shares beyond these limits, subject to certain conditions and terms stated in the application. One such condition stated in the application is that registered investment companies relying on the order must enter into a written agreement with the Trust regarding the terms of the investment.

CONTINUOUS OFFERING OF SHARES

Creation Units are offered continuously to the public by each Fund through the Distributor and are delivered upon the deposit of a Portfolio Deposit. Persons making Portfolio Deposits and creating Creation Units will receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person will have any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of Shares.

Because new Shares can be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution”, as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent Shares and sells the Shares directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the 1933 Act.

The Sponsor intends to qualify the Shares in states selected by the Sponsor and through broker-dealers who are members of the Financial Industry Regulatory Authority. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor’s state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

PERFORMANCE AND OTHER INFORMATION

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund’s expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

In addition, a Fund will mistrack its relevant S&P/BNY Mellon ADR Index because the total return calculated for its relevant S&P/BNY Mellon ADR Index does not include trading costs such as commissions.

One important difference between Shares and conventional mutual fund shares is that Shares are available for purchase or sale on an intraday basis on NASDAQ. An investor who buys shares in a conventional mutual fund will usually buy or sell shares at a price at or related to the closing net asset value per share, as determined by the fund. In contrast, Shares are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationships of the closing price versus net asset value for the Shares of each Fund as well as return information.

Investors may wish to evaluate the potential of Shares to approximate the value of the assets in each Fund as a basis of valuation of the Shares. The Closing Price versus Net Asset Value table illustrates the closing value of Shares in relation to the underlying value of the assets in the relevant Fund on a daily basis.

The information provided in the following tables with respect to the Shares may vary materially over time.

CLOSING PRICE V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR INVESCO BLDRS ASIA 50 ADR INDEX FUND

(From January 1, 2019 through December 31, 2019)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total

Premium	85	33.73%

Discount	167	66.27%

Equal to NAV	0	0.00%

Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-0.50%	85	100.00%	166	99.40%

>0.50%-1.00%	0	0.00%	0	0.00%

>1.00%-2.00%	0	0.00%	1	0.60%

>2.00%	0	0.00%	0	0.00%

Total	85	100.00%	167	100.00%

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS

FOR S&P/BNY MELLON ASIA 50 ADR INDEX (USD) AND

INVESCO BLDRS ASIA 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Asia 50 ADR Index (USD)	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Asia 50 ADR Index (USD)

One Year ended 12/31/19	24.77%	25.04%	24.60%	24.77%	25.04%	24.60%

Past Five Years ended 12/31/19	37.40%	36.71%	34.67%	6.56%	6.45%	6.13%

Past Ten Years ended 12/31/19	71.59%	71.47%	61.74%	5.55%	5.54%	4.93%

CLOSING PRICE V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

(from January 1, 2019 through December 31, 2019)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total

Premium	96	38.10%

Discount	156	61.90%

Equal to NAV	0	0.00%

Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-0.50%	96	100.00%	156	100.00%

>0.50%-1.00%	0	0.00%	0	0.00%

>1.00%-2.00%	0	0.00%	0	0.00%

>2.00%	0	0.00%	0	0.00%

Total	96	100.00%	156	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR

S&P/BNY MELLON DEVELOPED MARKETS 100 ADR INDEX (USD) AND

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Developed Markets 100 ADR Index (USD)	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Developed Markets 100 ADR Index (USD)

One Year ended 12/31/19	18.97%	18.88%	19.35%	18.97%	18.88%	19.35%

Past Five Years ended 12/31/19	19.83%	19.19%	20.21%	3.68%	3.57%	3.75%

Past Ten Years ended 12/31/19	50.89%	50.41%	50.74%	4.20%	4.17%	4.19%

CLOSING PRICE V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

(From January 1, 2019 Through December 31, 2019)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	97	38.49%
Discount	155	61.51%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	97	100.00%	154	99.35%
>0.50%-1.00%	0	0.00%	1	0.65%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%	0	0.00%	0	0.00%

Total	97	100.00%	155	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR

S&P/BNY MELLON EMERGING 50 ADR INDEX (USD) AND

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Emerging 50 ADR Index (USD)	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Emerging 50 ADR Index (USD)

One Year ended 12/31/19	25.02%	25.38%	25.43%	25.02%	25.38%	25.43%

Past Five Years ended 12/31/19	37.61%	37.61%	38.29%	6.59%	6.59%	6.70%

Past Ten Years ended 12/31/19	25.76%	25.60%	27.77%	2.32%	2.31%	2.48%

CLOSING PRICE V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR INVESCO BLDRS EUROPE SELECT ADR INDEX FUND

(From January 1, 2019 through December 31, 2019)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	14	5.56%
Discount	238	94.44%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	14	100.00%	237	99.58%
>0.50%-1.00%	0	0.00%	1	0.42%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%	0	0.00%	0	0.00%

Total	14	100.00%	238	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR

S&P/BNY MELLON EUROPE SELECT ADR INDEX (USD) AND

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Europe Select ADR Index (USD)	Fund Net Asset Value	Fund Closing Price	S&P/BNY Mellon Europe Select ADR Index (USD)

One Year ended 12/31/19	19.04%	19.05%	19.72%	19.04%	19.05%	19.72%

Past Five Years ended 12/31/19	17.72%	17.25%	19.59%	3.32%	3.23%	3.64%

Past Ten Years ended 12/31/19	49.50%	49.07%	53.95%	4.10%	4.07%	4.41%

CODE OF ETHICS

Each Fund and the Sponsor has adopted a code of ethics adopted by the Sponsor as its own code of ethics under Rule 17j-1 of the 1940 Act regarding personal securities transactions by employees. Any references in such code of ethics to the Trusts shall include each Fund. Subject to certain conditions and standards, the code permits employees to invest in Index Securities for their own accounts. The code is designed to prevent fraud, deception and misconduct against each Fund and to provide reasonable standards of conduct. The code is on file with the SEC and a copy may be obtained by visiting the SEC at the address listed below on the back cover of this Prospectus. The code of ethics is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and a copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

LEGAL OPINION

The legality of the Shares offered hereby has been passed upon by Stradley Ronon Stevens & Young, LLP, Washington, DC, as counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2019 in this Prospectus have been included in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of the firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

The Registration Statement, including this prospectus and the exhibits may be reviewed on the EDGAR Database on the SEC’s website (http://www.sec.gov). The exhibits include documents such as the Trust Agreement and Indenture, License Agreement, Distribution Agreement and Participant Agreement. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Shareholder inquiries may be directed to the Funds in writing c/o Invesco Distributors, Inc. at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of a Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Invesco BLDRS Index Funds Trust or any Fund. Neither the delivery of this Prospectus nor any sale of Shares will under any circumstance imply that the information herein is correct as of any date after the date of this Prospectus.

GLOSSARY OF DEFINED TERMS

“1933 Act”	68
“1940 Act”	ii
“80% investment policy”	65
“Accumulation Period”	59
“Adjustment Day”	66
“ADRs”	2
“Agency Agreement”	50
“Authorized Participants”	59
“Balancing Amount”	66
“Beneficial Owner”	ii
“S&P/BNY Mellon ADR Composite Index”	1
“S&P/BNY Mellon ADR Index”	CP
“Brexit”	8
“Business Day”	ii
“Cash Component”	59
“Cash Redemption Amount”	60
“Clearing Process”	58
“Code”	5
“Creation Unit”	CP
“Deposit Securities”	59
“Depositary”	ii
“Discretionary Termination Amount”	72
“Distributor”	ii
“Dividend Equivalent Payment”	66
“Dividend Payment Dates”	ii
“DOL”	76
“DTC”	ii
“DTC Participant”	59
“ERISA”	76
“Exchange Act”	70
“FATCA”	75
“FFIs”	75
“Fiscal Year”	ii
“Fund”	CP
“Fund Securities”	3
“Funds”	CP
“GAAP”	53
“GDRs”	2
“Global Security”	69
“Glossary”	ii
“IIV”	5
“Index Security”	iii
“Indirect Participants”	70
“Initial Date of Deposit”	iii
“IRA”	76
“IRS”	74
“Licensor”	ii
“Mandatory Termination Date”	ii
“Members”	84
“Misweighting”	63

“Misweighting Amount”	63
“NASDAQ”	CP
“NAV”	ii
“NAV Amount”	66
“NFFEs”	75
“NSCC”	iii
“NYSE”	61
“NYSE American”	62
“Participant Agreement”	59
“Participating Party”	59
“PFIC”	74
“Plans”	76
“Portfolio Deposit”	59
“Portfolio Deposit Amount”	66
“Quarterly Review”	84
“Record Dates”	ii
“Redemption Payment”	60
“Redemption Securities”	60
“Request Day”	66
“SEC”	20
“Shares”	CP
“Sponsor”	ii
“Transaction Fee”	61
“Trust”	CP
“Trust Agreement and Indenture”	63
“Trustee”	iii
“Valuation Time”	ii
“Weighting Analysis”	63

CP=Cover Page

INVESCO BLDRS INDEX FUNDS TRUST

INVESCO BLDRS ASIA 50 ADR INDEX FUND

INVESCO BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

INVESCO BLDRS EUROPE SELECT ADR INDEX FUND

SPONSOR:

INVESCO CAPITAL MANAGEMENT LLC

This Prospectus does not include all of the information with respect to the Invesco BLDRS Index Funds Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

Securities Act of 1933 (File No. 333-84788) and

Investment Company Act of 1940 (File No. 811-21057)

To obtain copies from the SEC at prescribed rates:

Email: publicinfo@sec.gov

Call: 1-800-SEC-0330

Visit: http://www.sec.gov

No person is authorized to give any information or make any representation about the Invesco BLDRS Index Funds Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Invesco Capital Management LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering the Shares and the Invesco BLDRS Index Funds Trust. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus Dated January 31, 2020	P-BLDRS-PRO-1

CONTENTS OF REGISTRATION STATEMENT

This Amended Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.

The cross-reference sheet.

The prospectus.

The undertaking to file reports.

The signatures.

The following Exhibits:

1. Ex. 99.A1(1)—Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A1(2)— Amendment No. 1 to the Trust Indenture and Agreement between Invesco PowerShares Capital Management LLC, as Sponsor, and The Bank of New York Mellon, as Trustee, dated April 26, 2018 (incorporated by reference to Exhibit 99.A2B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

3. Ex. 99.A1(3)—Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

4. Ex. 99.A1(4)—Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

5. Ex. 99.A1(5)—Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

6. Ex. 99.A1(6)—Amendment No. 3 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of August 2, 2017 (incorporated by reference to Exhibit 99.A2C to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

7. Ex. 99.A1(7)—Amendment No. 4 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Fund Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee dated January 26, 2018 (incorporated by reference to Exhibit 99.A2D to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

8. Ex. 99.A3(1)—Distribution Agreement, by and among Invesco PowerShares Capital Management LLC., as Sponsor, the BLDRS Index Funds Trust and Invesco Distributors, Inc., as Distributor, dated as of January 2, 2016 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6A (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2016).

9. Ex. 99.A3(2)—Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

1

10. Ex. 99.A3(3)—Form of Participant Agreement (incorporated by reference to Exhibit 99.A3B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

11. Ex. 99.A4(1)—License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

12. Ex. 99.A4(2)—Consent to Assignment, by and between Invesco Capital Management LLC and The Bank of New York Mellon, dated as January 10, 2019.

13. Ex. 99.A5—Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

14. Ex. 99.A6—Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

15. Ex. 99.A8—Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

16. Ex. 99.A11—Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act.

17. Ex. 99.C1—Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm.

18. Ex. 99.2—Opinion of Counsel as to legality of securities being registered and consent of Counsel.

19. Ex. 99.24—Power of Attorney.

FINANCIAL STATEMENTS

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series filed herewith.

2. Financial Statements of the Sponsor, Invesco Capital Management LLC, as part of Invesco Ltd.’s current consolidated financial statements incorporated by reference to Form 10-K dated February 22, 2019.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, Invesco BLDRS Index Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Downers Grove, and State of Illinois, on the 29th day of January, 2020.

INVESCO BLDRS INDEX FUNDS TRUST

Invesco BLDRS Index Funds Trust
(Name of Registrant)

By:	INVESCO CAPITAL
MANAGEMENT LLC
(Sponsor)

By:	/s/ Daniel E. Draper
Daniel E. Draper
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed on behalf of Invesco Capital Management LLC, the Sponsor, by the following persons who constitute a majority of its Board of Managers and by the named persons who are in the following capacities on the date above indicated.

INVESCO CAPITAL MANAGEMENT LLC

/s/ Annette Lege*	Chief Financial Officer
Annette Lege

/s/ Kelli Gallegos	Principal Financial and Accounting Officer — Pooled
Kelli Gallegos	Investments

/s/ John M. Zerr*	Managing Director
John M. Zerr

/s/ Kristie Feinberg*	Managing Director
Kristie Feinberg

/s/ Daniel E. Draper	Managing Director
Daniel E. Draper

*

By his signature below, Eric S. Purple, pursuant to duly executed Powers of Attorney filed herewith, has signed this Post-Effective Amendment No. 19 to the Registration Statement on behalf of the persons whose signatures are printed above, in the capacities set forth opposite their respective names.

By:	/s/ Eric S. Purple
Eric S. Purple
Attorney-in-Fact

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EXHIBIT INDEX

Exhibit No.	Title of Document

1. Ex. 99.A1(1)	Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A1(2)	Amendment No. 1 to the Trust Indenture and Agreement between Invesco PowerShares Capital Management LLC, as Sponsor, and The Bank of New York Mellon, as Trustee, dated April 26, 2018 (incorporated by reference to Exhibit 99.A2B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

3. Ex. 99.A1(3)	Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

4. Ex. 99.A1(4)	Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

5. Ex. 99.A1(5)	Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

6. Ex. 99.A1(6)	Amendment No. 3 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of August 2, 2017 (incorporated by reference to Exhibit 99.A2C to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

7. Ex. 99.A1(7)	Amendment No. 4 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Fund Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee dated January 26, 2018 (incorporated by reference to Exhibit 99.A2D to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

8. Ex. 99.A3(1)	Distribution Agreement, by and among Invesco PowerShares Capital Management LLC., as Sponsor, the BLDRS Index Funds Trust and Invesco Distributors, Inc., as Distributor, dated as of January 2, 2016 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6A (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2016).

9. Ex. 99.A3(2)	Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

10. Ex. 99.A3(3)	Form of Participant Agreement (incorporated by reference to Exhibit 99.A3B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

Exhibit No.	Title of Document

11. Ex. 99.A4(1)

License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

12. Ex. 99.A4(2)	Consent to Assignment, by and between Invesco Capital Management LLC and The Bank of New York Mellon, dated as January 10, 2019.

13. Ex. 99.A5	Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

14. Ex. 99.A6	Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

15. Ex. 99.A8	Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

16. Ex. 99.A11	Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act.

17. Ex. 99.C1	Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm.

18. Ex. 99.2	Opinion of Counsel as to legality of securities being registered and consent of Counsel.

19. Ex. 99.24	Power of Attorney.